UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders for the Goldman Sachs Income Builder Fund and Goldman Sachs Rising Dividend Growth Fund is filed herewith.

Annual Shareholder Report

October 31, 2024

Goldman Sachs Income Builder Fund

GSBFX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$87	0.79%

How did the Fund perform and what affected its performance?

U.S. equity and fixed income markets were volatile but broadly generated gains as inflation eased and the Federal Reserve began cutting interest rates. Further boosting investor sentiment was optimism about an economic soft landing, favorable corporate earnings reports, improved equity market breadth and AI excitement.

Top Contributors

Top Contributors to Performance:

  The Fund benefited from its asset allocation positioning, with exposure to both U.S. equities and non-U.S. developed markets equities contributing positively. Exposure to MLP energy infrastructure securities and global infrastructure securities further added to returns. In fixed income, the Fund’s focus on high yield corporate bonds bolstered performance, as high yield corporate bonds broadly outpaced investment grade corporate bonds.

  Within the equity sleeve, the Fund was aided by out-of-benchmark positions in Blackstone, a U.S. provider of investment and fund management services, and in Taiwan Semiconductor Manufacturing, a Taiwanese semiconductor foundry. An overweight in U.S. technology company Dell Technologies was also advantageous.

  The fixed income sleeve was helped by its cross sector positioning, with investments in high yield corporate bonds, bank loans and investment grade corporate bonds adding to results. Exposure to lower quality credits also contributed positively. Within investment grade corporate bonds, an emphasis on intermediate-term maturities was positive as was selection among financial and industrial credits. The fixed income sleeve also benefited from our duration positioning strategy, as yields rose during the annual period.

Top Detractors from Performance:

  The performance of the equity sleeve was hurt by its out-of-benchmark investments in Nestle, a Switzerland-based food and beverage company; Shell, a British oil and gas company; and Rio Tinto, a British-Australian metals and mining company.

  Within the fixed income sleeve, individual issue selection among high yield industrial credits detracted slightly from returns.

  Information Technology-SS & OW

  Communication Service-SS & OW

  Financials-SS & UW

Top Detractors

  Industrials-SS & UW

  Consumer Discretionary-SS & UW

  Utilities-SS & OW

The above represents sectors.

KEY

SS–Security Selection

OW–Overweight

UW–Underweight

Goldman Sachs Income Builder Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A (including sales charges)	Russell 1000® Value Index	ICE BofAML BB to B U.S. High Yield Constrained Index	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
10/14	$9,450	$10,000	$10,000	$10,000	$10,000
10/15	$9,384	$10,053	$9,940	$10,520	$10,196
10/16	$9,669	$10,693	$10,827	$10,994	$10,642
10/17	$10,560	$12,595	$11,721	$13,593	$10,737
10/18	$10,451	$12,977	$11,760	$14,591	$10,517
10/19	$11,845	$14,432	$12,918	$16,681	$11,728
10/20	$12,117	$13,340	$13,343	$18,301	$12,454
10/21	$14,408	$19,178	$14,551	$26,155	$12,394
10/22	$12,918	$17,836	$12,960	$22,334	$10,451
10/23	$13,215	$17,860	$13,664	$24,599	$10,488
10/24	$15,982	$23,392	$15,705	$33,950	$11,593

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A excluding sales charges	20.94%	6.17%	5.39%
Class A including sales charges	14.30%	4.97%	4.80%
Russell 1000® Value Index	30.98%	10.13%	8.86%
ICE BofAML BB to B U.S. High Yield Constrained Index	14.94%	3.98%	4.61%
S&P 500® Index	38.02%	15.25%	12.99%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the  Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Income Builder Fund

Class A

Key Fund Statistics

(as of October 31, 2024)

Total Net Assets	$2,484,821,905
# of Portfolio Holdings	816
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid	$9,798,671

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	8.5%
Pipelines	4.4%
Insurance	3.4%
Software	3.3%
Media	3.1%
Oil Field Services	3.1%
Pharmaceuticals	2.8%
Diversified Financial Services	2.7%
Oil, Gas & Consumable Fuels	2.4%
Other	64.1%

Goldman Sachs Income Builder Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Builder Fund

38141W562-AR-1024

Class A

Annual Shareholder Report

October 31, 2024

Goldman Sachs Income Builder Fund

GSBCX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$169	1.54%

How did the Fund perform and what affected its performance?

U.S. equity and fixed income markets were volatile but broadly generated gains as inflation eased and the Federal Reserve began cutting interest rates. Further boosting investor sentiment was optimism about an economic soft landing, favorable corporate earnings reports, improved equity market breadth and AI excitement.

Top Contributors

Top Contributors to Performance:

  The Fund benefited from its asset allocation positioning, with exposure to both U.S. equities and non-U.S. developed markets equities contributing positively. Exposure to MLP energy infrastructure securities and global infrastructure securities further added to returns. In fixed income, the Fund’s focus on high yield corporate bonds bolstered performance, as high yield corporate bonds broadly outpaced investment grade corporate bonds.

  Within the equity sleeve, the Fund was aided by out-of-benchmark positions in Blackstone, a U.S. provider of investment and fund management services, and in Taiwan Semiconductor Manufacturing, a Taiwanese semiconductor foundry. An overweight in U.S. technology company Dell Technologies was also advantageous.

  The fixed income sleeve was helped by its cross sector positioning, with investments in high yield corporate bonds, bank loans and investment grade corporate bonds adding to results. Exposure to lower quality credits also contributed positively. Within investment grade corporate bonds, an emphasis on intermediate-term maturities was positive as was selection among financial and industrial credits. The fixed income sleeve also benefited from our duration positioning strategy, as yields rose during the annual period.

Top Detractors from Performance:

  The performance of the equity sleeve was hurt by its out-of-benchmark investments in Nestle, a Switzerland-based food and beverage company; Shell, a British oil and gas company; and Rio Tinto, a British-Australian metals and mining company.

  Within the fixed income sleeve, individual issue selection among high yield industrial credits detracted slightly from returns.

  Information Technology-SS & OW

  Communication Service-SS & OW

  Financials-SS & UW

Top Detractors

  Industrials-SS & UW

  Consumer Discretionary-SS & UW

  Utilities-SS & OW

The above represents sectors.

KEY

SS–Security Selection

OW–Overweight

UW–Underweight

Goldman Sachs Income Builder Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C (including sales charges)	Russell 1000® Value Index	ICE BofAML BB to B U.S. High Yield Constrained Index	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
10/14	$9,900	$10,000	$10,000	$10,000	$10,000
10/15	$9,757	$10,053	$9,940	$10,520	$10,196
10/16	$9,977	$10,693	$10,827	$10,994	$10,642
10/17	$10,816	$12,595	$11,721	$13,593	$10,737
10/18	$10,628	$12,977	$11,760	$14,591	$10,517
10/19	$11,950	$14,432	$12,918	$16,681	$11,728
10/20	$12,138	$13,340	$13,343	$18,301	$12,454
10/21	$14,324	$19,178	$14,551	$26,155	$12,394
10/22	$12,749	$17,836	$12,960	$22,334	$10,451
10/23	$12,943	$17,860	$13,664	$24,599	$10,488
10/24	$15,532	$23,392	$15,705	$33,950	$11,595

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C excluding sales charges	20.00%	5.38%	4.60%
Class C including sales charges	18.96%	5.38%	4.60%
Russell 1000® Value Index	30.98%	10.13%	8.86%
ICE BofAML BB to B U.S. High Yield Constrained Index	14.94%	3.98%	4.61%
S&P 500® Index	38.02%	15.25%	12.99%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the  Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Income Builder Fund

Class C

Key Fund Statistics

(as of October 31, 2024)

Total Net Assets	$2,484,821,905
# of Portfolio Holdings	816
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid	$9,798,671

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	8.5%
Pipelines	4.4%
Insurance	3.4%
Software	3.3%
Media	3.1%
Oil Field Services	3.1%
Pharmaceuticals	2.8%
Diversified Financial Services	2.7%
Oil, Gas & Consumable Fuels	2.4%
Other	64.1%

Goldman Sachs Income Builder Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Builder Fund

38142B286-AR-1024

Class C

Annual Shareholder Report

October 31, 2024

Goldman Sachs Income Builder Fund

GGKPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$50	0.45%

How did the Fund perform and what affected its performance?

U.S. equity and fixed income markets were volatile but broadly generated gains as inflation eased and the Federal Reserve began cutting interest rates. Further boosting investor sentiment was optimism about an economic soft landing, favorable corporate earnings reports, improved equity market breadth and AI excitement.

Top Contributors

Top Contributors to Performance:

  The Fund benefited from its asset allocation positioning, with exposure to both U.S. equities and non-U.S. developed markets equities contributing positively. Exposure to MLP energy infrastructure securities and global infrastructure securities further added to returns. In fixed income, the Fund’s focus on high yield corporate bonds bolstered performance, as high yield corporate bonds broadly outpaced investment grade corporate bonds.

  Within the equity sleeve, the Fund was aided by out-of-benchmark positions in Blackstone, a U.S. provider of investment and fund management services, and in Taiwan Semiconductor Manufacturing, a Taiwanese semiconductor foundry. An overweight in U.S. technology company Dell Technologies was also advantageous.

  The fixed income sleeve was helped by its cross sector positioning, with investments in high yield corporate bonds, bank loans and investment grade corporate bonds adding to results. Exposure to lower quality credits also contributed positively. Within investment grade corporate bonds, an emphasis on intermediate-term maturities was positive as was selection among financial and industrial credits. The fixed income sleeve also benefited from our duration positioning strategy, as yields rose during the annual period.

Top Detractors from Performance:

  The performance of the equity sleeve was hurt by its out-of-benchmark investments in Nestle, a Switzerland-based food and beverage company; Shell, a British oil and gas company; and Rio Tinto, a British-Australian metals and mining company.

  Within the fixed income sleeve, individual issue selection among high yield industrial credits detracted slightly from returns.

  Information Technology-SS & OW

  Communication Service-SS & OW

  Financials-SS & UW

Top Detractors

  Industrials-SS & UW

  Consumer Discretionary-SS & UW

  Utilities-SS & OW

The above represents sectors.

KEY

SS–Security Selection

OW–Overweight

UW–Underweight

Goldman Sachs Income Builder Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 1000® Value Index	ICE BofAML BB to B U.S. High Yield Constrained Index	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
04/18	$10,000	$10,000	$10,000	$10,000	$10,000
10/18	$9,882	$9,999	$10,098	$18,334	$9,927
10/19	$11,243	$11,120	$11,091	$15,655	$11,070
10/20	$11,546	$10,279	$11,457	$17,243	$11,755
10/21	$13,776	$14,777	$12,494	$23,798	$11,698
10/22	$12,391	$13,743	$11,128	$15,655	$9,864
10/23	$12,716	$13,761	$11,732	$17,243	$9,900
10/24	$15,436	$18,024	$13,484	$23,798	$10,943

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/16/18
Class P	21.39%	6.54%	6.85%
Russell 1000® Value Index	30.98%	10.13%	9.94%
ICE BofAML BB to B U.S. High Yield Constrained Index	14.94%	3.98%	4.67%
S&P 500® Index	38.02%	15.25%	14.15%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.38%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the  Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Income Builder Fund

Class P

Key Fund Statistics

(as of October 31, 2024)

Total Net Assets	$2,484,821,905
# of Portfolio Holdings	816
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid	$9,798,671

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	8.5%
Pipelines	4.4%
Insurance	3.4%
Software	3.3%
Media	3.1%
Oil Field Services	3.1%
Pharmaceuticals	2.8%
Diversified Financial Services	2.7%
Oil, Gas & Consumable Fuels	2.4%
Other	64.1%

Goldman Sachs Income Builder Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Builder Fund

38150B632-AR-1024

Class P

Annual Shareholder Report

October 31, 2024

Goldman Sachs Income Builder Fund

GSBUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$50	0.45%

How did the Fund perform and what affected its performance?

U.S. equity and fixed income markets were volatile but broadly generated gains as inflation eased and the Federal Reserve began cutting interest rates. Further boosting investor sentiment was optimism about an economic soft landing, favorable corporate earnings reports, improved equity market breadth and AI excitement.

Top Contributors

Top Contributors to Performance:

  The Fund benefited from its asset allocation positioning, with exposure to both U.S. equities and non-U.S. developed markets equities contributing positively. Exposure to MLP energy infrastructure securities and global infrastructure securities further added to returns. In fixed income, the Fund’s focus on high yield corporate bonds bolstered performance, as high yield corporate bonds broadly outpaced investment grade corporate bonds.

  Within the equity sleeve, the Fund was aided by out-of-benchmark positions in Blackstone, a U.S. provider of investment and fund management services, and in Taiwan Semiconductor Manufacturing, a Taiwanese semiconductor foundry. An overweight in U.S. technology company Dell Technologies was also advantageous.

  The fixed income sleeve was helped by its cross sector positioning, with investments in high yield corporate bonds, bank loans and investment grade corporate bonds adding to results. Exposure to lower quality credits also contributed positively. Within investment grade corporate bonds, an emphasis on intermediate-term maturities was positive as was selection among financial and industrial credits. The fixed income sleeve also benefited from our duration positioning strategy, as yields rose during the annual period.

Top Detractors from Performance:

  The performance of the equity sleeve was hurt by its out-of-benchmark investments in Nestle, a Switzerland-based food and beverage company; Shell, a British oil and gas company; and Rio Tinto, a British-Australian metals and mining company.

  Within the fixed income sleeve, individual issue selection among high yield industrial credits detracted slightly from returns.

  Information Technology-SS & OW

  Communication Service-SS & OW

  Financials-SS & UW

Top Detractors

  Industrials-SS & UW

  Consumer Discretionary-SS & UW

  Utilities-SS & OW

The above represents sectors.

KEY

SS–Security Selection

OW–Overweight

UW–Underweight

Goldman Sachs Income Builder Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 1000® Value Index	ICE BofAML BB to B U.S. High Yield Constrained Index	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
07/15	$10,000	$10,000	$10,000	$10,000	$10,000
10/15	$9,837	$9,809	$9,889	$9,937	$10,055
10/16	$10,170	$10,434	$10,771	$10,385	$10,494
10/17	$11,156	$12,289	$11,660	$12,840	$10,589
10/18	$11,087	$12,662	$11,700	$13,783	$10,372
10/19	$12,608	$14,081	$12,851	$15,757	$11,566
10/20	$12,948	$13,016	$13,274	$17,287	$12,281
10/21	$15,454	$18,712	$14,476	$24,706	$12,223
10/22	$13,901	$17,402	$12,893	$21,096	$10,306
10/23	$14,265	$17,426	$13,594	$23,236	$10,343
10/24	$17,309	$22,823	$15,624	$32,070	$11,433

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/15
Class R6	21.34%	6.54%	6.10%
Russell 1000® Value Index	30.98%	10.13%	9.32%
ICE BofAML BB to B U.S. High Yield Constrained Index	14.94%	3.98%	4.94%
S&P 500® Index	38.02%	15.25%	13.41%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the  Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Income Builder Fund

Class R6

Key Fund Statistics

(as of October 31, 2024)

Total Net Assets	$2,484,821,905
# of Portfolio Holdings	816
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid	$9,798,671

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	8.5%
Pipelines	4.4%
Insurance	3.4%
Software	3.3%
Media	3.1%
Oil Field Services	3.1%
Pharmaceuticals	2.8%
Diversified Financial Services	2.7%
Oil, Gas & Consumable Fuels	2.4%
Other	64.1%

Goldman Sachs Income Builder Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Builder Fund

38148U809-AR-1024

Class R6

Annual Shareholder Report

October 31, 2024

Goldman Sachs Income Builder Fund

GSBIX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	0.46%

How did the Fund perform and what affected its performance?

U.S. equity and fixed income markets were volatile but broadly generated gains as inflation eased and the Federal Reserve began cutting interest rates. Further boosting investor sentiment was optimism about an economic soft landing, favorable corporate earnings reports, improved equity market breadth and AI excitement.

Top Contributors

Top Contributors to Performance:

  The Fund benefited from its asset allocation positioning, with exposure to both U.S. equities and non-U.S. developed markets equities contributing positively. Exposure to MLP energy infrastructure securities and global infrastructure securities further added to returns. In fixed income, the Fund’s focus on high yield corporate bonds bolstered performance, as high yield corporate bonds broadly outpaced investment grade corporate bonds.

  Within the equity sleeve, the Fund was aided by out-of-benchmark positions in Blackstone, a U.S. provider of investment and fund management services, and in Taiwan Semiconductor Manufacturing, a Taiwanese semiconductor foundry. An overweight in U.S. technology company Dell Technologies was also advantageous.

  The fixed income sleeve was helped by its cross sector positioning, with investments in high yield corporate bonds, bank loans and investment grade corporate bonds adding to results. Exposure to lower quality credits also contributed positively. Within investment grade corporate bonds, an emphasis on intermediate-term maturities was positive as was selection among financial and industrial credits. The fixed income sleeve also benefited from our duration positioning strategy, as yields rose during the annual period.

Top Detractors from Performance:

  The performance of the equity sleeve was hurt by its out-of-benchmark investments in Nestle, a Switzerland-based food and beverage company; Shell, a British oil and gas company; and Rio Tinto, a British-Australian metals and mining company.

  Within the fixed income sleeve, individual issue selection among high yield industrial credits detracted slightly from returns.

  Information Technology-SS & OW

  Communication Service-SS & OW

  Financials-SS & UW

Top Detractors

  Industrials-SS & UW

  Consumer Discretionary-SS & UW

  Utilities-SS & OW

The above represents sectors.

KEY

SS–Security Selection

OW–Overweight

UW–Underweight

Goldman Sachs Income Builder Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional Shares	S&P 500® Index	ICE BofAML BB to B U.S. High Yield Constrained Index	Russell 1000® Value Index	Bloomberg U.S. Aggregate Bond Index
10/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
10/15	$997,500	$1,051,995	$994,000	$1,005,293	$1,019,600
10/16	$1,031,714	$1,099,431	$1,082,692	$1,069,338	$1,064,157
10/17	$1,131,172	$1,359,252	$1,172,057	$1,259,476	$1,073,734
10/18	$1,124,045	$1,459,106	$1,176,000	$1,297,700	$1,051,722
10/19	$1,278,714	$1,668,140	$1,291,756	$1,443,212	$1,172,776
10/20	$1,313,111	$1,830,125	$1,334,286	$1,334,028	$1,245,370
10/21	$1,566,410	$2,615,504	$1,455,076	$1,917,755	$1,239,393
10/22	$1,409,456	$2,233,351	$1,295,955	$1,783,566	$1,045,056
10/23	$1,446,243	$2,459,876	$1,366,379	$1,785,954	$1,048,818
10/24	$1,754,582	$3,395,049	$1,570,457	$2,339,179	$1,159,468

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	21.32%	6.53%	5.78%
Russell 1000® Value Index	30.98%	10.13%	8.86%
ICE BofAML BB to B U.S. High Yield Constrained Index	14.94%	3.98%	4.61%
S&P 500® Index	38.02%	15.25%	12.99%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the  Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Income Builder Fund

Institutional Class

Key Fund Statistics

(as of October 31, 2024)

Total Net Assets	$2,484,821,905
# of Portfolio Holdings	816
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid	$9,798,671

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	8.5%
Pipelines	4.4%
Insurance	3.4%
Software	3.3%
Media	3.1%
Oil Field Services	3.1%
Pharmaceuticals	2.8%
Diversified Financial Services	2.7%
Oil, Gas & Consumable Fuels	2.4%
Other	64.1%

Goldman Sachs Income Builder Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Builder Fund

38142B161-AR-1024

Institutional Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs Income Builder Fund

GKIRX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$60	0.54%

How did the Fund perform and what affected its performance?

U.S. equity and fixed income markets were volatile but broadly generated gains as inflation eased and the Federal Reserve began cutting interest rates. Further boosting investor sentiment was optimism about an economic soft landing, favorable corporate earnings reports, improved equity market breadth and AI excitement.

Top Contributors

Top Contributors to Performance:

  The Fund benefited from its asset allocation positioning, with exposure to both U.S. equities and non-U.S. developed markets equities contributing positively. Exposure to MLP energy infrastructure securities and global infrastructure securities further added to returns. In fixed income, the Fund’s focus on high yield corporate bonds bolstered performance, as high yield corporate bonds broadly outpaced investment grade corporate bonds.

  Within the equity sleeve, the Fund was aided by out-of-benchmark positions in Blackstone, a U.S. provider of investment and fund management services, and in Taiwan Semiconductor Manufacturing, a Taiwanese semiconductor foundry. An overweight in U.S. technology company Dell Technologies was also advantageous.

  The fixed income sleeve was helped by its cross sector positioning, with investments in high yield corporate bonds, bank loans and investment grade corporate bonds adding to results. Exposure to lower quality credits also contributed positively. Within investment grade corporate bonds, an emphasis on intermediate-term maturities was positive as was selection among financial and industrial credits. The fixed income sleeve also benefited from our duration positioning strategy, as yields rose during the annual period.

Top Detractors from Performance:

  The performance of the equity sleeve was hurt by its out-of-benchmark investments in Nestle, a Switzerland-based food and beverage company; Shell, a British oil and gas company; and Rio Tinto, a British-Australian metals and mining company.

  Within the fixed income sleeve, individual issue selection among high yield industrial credits detracted slightly from returns.

  Information Technology-SS & OW

  Communication Service-SS & OW

  Financials-SS & UW

Top Detractors

  Industrials-SS & UW

  Consumer Discretionary-SS & UW

  Utilities-SS & OW

The above represents sectors.

KEY

SS–Security Selection

OW–Overweight

UW–Underweight

Goldman Sachs Income Builder Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor Shares	Russell 1000® Value Index	ICE BofAML BB to B U.S. High Yield Constrained Index	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
10/14	$10,000	$10,000	$10,000	$10,000	$10,000
10/15	$9,955	$10,053	$9,940	$10,520	$10,196
10/16	$10,283	$10,693	$10,827	$10,994	$10,642
10/17	$11,260	$12,595	$11,721	$13,593	$10,737
10/18	$11,174	$12,977	$11,760	$14,591	$10,517
10/19	$12,692	$14,432	$12,918	$16,681	$11,728
10/20	$13,015	$13,340	$13,343	$18,301	$12,454
10/21	$15,516	$19,178	$14,551	$26,155	$12,394
10/22	$13,950	$17,836	$12,960	$22,334	$10,451
10/23	$14,298	$17,860	$13,664	$24,599	$10,488
10/24	$17,339	$23,392	$15,705	$33,950	$11,595

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	21.27%	6.43%	5.65%
Russell 1000® Value Index	30.98%	10.13%	8.86%
ICE BofAML BB to B U.S. High Yield Constrained Index	14.94%	3.98%	4.61%
S&P 500® Index	38.02%	15.25%	12.99%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the  Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Income Builder Fund

Investor Class

Key Fund Statistics

(as of October 31, 2024)

Total Net Assets	$2,484,821,905
# of Portfolio Holdings	816
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid	$9,798,671

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	8.5%
Pipelines	4.4%
Insurance	3.4%
Software	3.3%
Media	3.1%
Oil Field Services	3.1%
Pharmaceuticals	2.8%
Diversified Financial Services	2.7%
Oil, Gas & Consumable Fuels	2.4%
Other	64.1%

Goldman Sachs Income Builder Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Builder Fund

38145C497-AR-1024

Investor Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs Rising Dividend Growth Fund

GSRAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$115	1.01%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, better market breadth, AI excitement and a Fed shift to monetary policy easing beginning September 2024. Energy-related equities lagged but performed well given supportive commodity prices and effective management teams.

Top Contributors

Top Contributors to Performance:

  Underweight positions in information technology giants Microsoft and Apple and overweights in materials science company Corning, high-tech connectors manufacturer Amphenol and financials company Discover Financial Services were the top individual contributors to the Fund’s performance relative to the S&P 500 ex-Energy Index.

  Security selection contributed most positively to results within the Fund’s MLP & Infrastructure Sleeve relative to the Alerian MLP Index (MLP Index). Top individual contributors included out-of-MLP Index positions in Targa Resources Corp., a midstream provider of natural gas and natural gas liquids, and DT Midstream, Inc., an owner and operator of natural gas infrastructure. An underweight to USA Compression Partners LP, a natural gas compression services provider, also helped.

Top Detractors from Performance:

  Stock selection detracted most from results within the dividend-paying growers portion of the Fund relative to the S&P 500 ex-Energy Index, especially within the information technology and communication services sectors.

  Underweight positions in semiconductor company NVIDIA and social media platform operator Meta Platforms and overweights in health insurance company Humana, cosmetics seller Estee Lauder and athletic apparel retailer NIKE detracted most from the Fund’s results relative to the S&P 500 ex-Energy Index.

  Underweight positions in midstream oil & gas company NuStar Energy L.P., petroleum and energy marketing company Global Partners LP and midstream oil & gas company Western Midstream Partners, LP detracted most from the Fund’s results relative to the MLP Index. NuStar Energy LP was removed from the MLP Index in May 2024 upon its acquisition by Sunoco.

  Gathering & Processing–SS & OW

  Natural Gas Pipeline Transportation–SS & OW

Top Detractors

  Hydrocarbon Production & Mining–OW

  Integrated--OW

The above represents MLP Index sub-industries.

KEY

SS – Security Selection

OW - Overweight

Goldman Sachs Rising Dividend Growth Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A (including sales charges)	S&P 500® Index
10/14	$9,450	$10,000
10/15	$9,287	$10,520
10/16	$8,942	$10,994
10/17	$10,604	$13,592
10/18	$11,269	$14,591
10/19	$12,442	$16,682
10/20	$12,218	$18,302
10/21	$17,946	$26,156
10/22	$17,051	$22,334
10/23	$17,683	$24,599
10/24	$22,681	$33,952

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A excluding sales charges	28.26%	12.74%	9.14%
Class A including sales charges	21.23%	11.48%	8.52%
S&P 500® Index	38.02%	15.25%	12.99%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Rising Dividend Growth Fund

Class A

Key Fund Statistics

(as of October 31, 2024)

Total Net Assets	$479,296,685
# of Portfolio Holdings	117
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$3,144,106

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.2%
Energy	15.0%
Financials	11.7%
Health Care	9.8%
Consumer Discretionary	8.5%
Industrials	7.5%
Communication Services	6.5%
Consumer Staples	4.8%
Utilities	2.3%
Other	6.5%

Goldman Sachs Rising Dividend Growth Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38145C315-AR-1024

Class A

Annual Shareholder Report

October 31, 2024

Goldman Sachs Rising Dividend Growth Fund

GSRCX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$200	1.76%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, better market breadth, AI excitement and a Fed shift to monetary policy easing beginning September 2024. Energy-related equities lagged but performed well given supportive commodity prices and effective management teams.

Top Contributors

Top Contributors to Performance:

  Underweight positions in information technology giants Microsoft and Apple and overweights in materials science company Corning, high-tech connectors manufacturer Amphenol and financials company Discover Financial Services were the top individual contributors to the Fund’s performance relative to the S&P 500 ex-Energy Index.

  Security selection contributed most positively to results within the Fund’s MLP & Infrastructure Sleeve relative to the Alerian MLP Index (MLP Index). Top individual contributors included out-of-MLP Index positions in Targa Resources Corp., a midstream provider of natural gas and natural gas liquids, and DT Midstream, Inc., an owner and operator of natural gas infrastructure. An underweight to USA Compression Partners LP, a natural gas compression services provider, also helped.

Top Detractors from Performance:

  Stock selection detracted most from results within the dividend-paying growers portion of the Fund relative to the S&P 500 ex-Energy Index, especially within the information technology and communication services sectors.

  Underweight positions in semiconductor company NVIDIA and social media platform operator Meta Platforms and overweights in health insurance company Humana, cosmetics seller Estee Lauder and athletic apparel retailer NIKE detracted most from the Fund’s results relative to the S&P 500 ex-Energy Index.

  Underweight positions in midstream oil & gas company NuStar Energy L.P., petroleum and energy marketing company Global Partners LP and midstream oil & gas company Western Midstream Partners, LP detracted most from the Fund’s results relative to the MLP Index. NuStar Energy LP was removed from the MLP Index in May 2024 upon its acquisition by Sunoco.

  Gathering & Processing–SS & OW

  Natural Gas Pipeline Transportation–SS & OW

Top Detractors

  Hydrocarbon Production & Mining–OW

  Integrated--OW

The above represents MLP Index sub-industries.

KEY

SS – Security Selection

OW - Overweight

Goldman Sachs Rising Dividend Growth Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C (including sales charges)	S&P 500® Index
10/14	$9,900	$10,000
10/15	$9,658	$10,520
10/16	$9,229	$10,994
10/17	$10,860	$13,592
10/18	$11,456	$14,591
10/19	$12,551	$16,682
10/20	$12,236	$18,302
10/21	$17,832	$26,156
10/22	$16,825	$22,334
10/23	$17,313	$24,599
10/24	$22,041	$33,952

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C excluding sales charges	27.31%	11.91%	8.32%
Class C including sales charges	26.25%	11.91%	8.32%
S&P 500® Index	38.02%	15.25%	12.99%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Rising Dividend Growth Fund

Class C

Key Fund Statistics

(as of October 31, 2024)

Total Net Assets	$479,296,685
# of Portfolio Holdings	117
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$3,144,106

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.2%
Energy	15.0%
Financials	11.7%
Health Care	9.8%
Consumer Discretionary	8.5%
Industrials	7.5%
Communication Services	6.5%
Consumer Staples	4.8%
Utilities	2.3%
Other	6.5%

Goldman Sachs Rising Dividend Growth Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38145C299-AR-1024

Class C

Annual Shareholder Report

October 31, 2024

Goldman Sachs Rising Dividend Growth Fund

GMHPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$78	0.68%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, better market breadth, AI excitement and a Fed shift to monetary policy easing beginning September 2024. Energy-related equities lagged but performed well given supportive commodity prices and effective management teams.

Top Contributors

Top Contributors to Performance:

  Underweight positions in information technology giants Microsoft and Apple and overweights in materials science company Corning, high-tech connectors manufacturer Amphenol and financials company Discover Financial Services were the top individual contributors to the Fund’s performance relative to the S&P 500 ex-Energy Index.

  Security selection contributed most positively to results within the Fund’s MLP & Infrastructure Sleeve relative to the Alerian MLP Index (MLP Index). Top individual contributors included out-of-MLP Index positions in Targa Resources Corp., a midstream provider of natural gas and natural gas liquids, and DT Midstream, Inc., an owner and operator of natural gas infrastructure. An underweight to USA Compression Partners LP, a natural gas compression services provider, also helped.

Top Detractors from Performance:

  Stock selection detracted most from results within the dividend-paying growers portion of the Fund relative to the S&P 500 ex-Energy Index, especially within the information technology and communication services sectors.

  Underweight positions in semiconductor company NVIDIA and social media platform operator Meta Platforms and overweights in health insurance company Humana, cosmetics seller Estee Lauder and athletic apparel retailer NIKE detracted most from the Fund’s results relative to the S&P 500 ex-Energy Index.

  Underweight positions in midstream oil & gas company NuStar Energy L.P., petroleum and energy marketing company Global Partners LP and midstream oil & gas company Western Midstream Partners, LP detracted most from the Fund’s results relative to the MLP Index. NuStar Energy LP was removed from the MLP Index in May 2024 upon its acquisition by Sunoco.

  Gathering & Processing–SS & OW

  Natural Gas Pipeline Transportation–SS & OW

Top Detractors

  Hydrocarbon Production & Mining–OW

  Integrated--OW

The above represents MLP Index sub-industries.

KEY

SS – Security Selection

OW - Overweight

Goldman Sachs Rising Dividend Growth Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	S&P 500® Index
04/18	$10,000	$10,000
10/18	$10,103	$10,228
10/19	$11,200	$11,694
10/20	$11,036	$12,829
10/21	$16,241	$18,334
10/22	$15,491	$15,655
10/23	$16,113	$17,243
10/24	$20,741	$23,799

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/16/18
Class P	28.72%	13.10%	11.78%
S&P 500® Index	38.02%	15.25%	14.15%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Rising Dividend Growth Fund

Class P

Key Fund Statistics

(as of October 31, 2024)

Total Net Assets	$479,296,685
# of Portfolio Holdings	117
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$3,144,106

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.2%
Energy	15.0%
Financials	11.7%
Health Care	9.8%
Consumer Discretionary	8.5%
Industrials	7.5%
Communication Services	6.5%
Consumer Staples	4.8%
Utilities	2.3%
Other	6.5%

Goldman Sachs Rising Dividend Growth Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38150B426-AR-1024

Class P

Annual Shareholder Report

October 31, 2024

Goldman Sachs Rising Dividend Growth Fund

GSRRX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$144	1.26%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, better market breadth, AI excitement and a Fed shift to monetary policy easing beginning September 2024. Energy-related equities lagged but performed well given supportive commodity prices and effective management teams.

Top Contributors

Top Contributors to Performance:

  Underweight positions in information technology giants Microsoft and Apple and overweights in materials science company Corning, high-tech connectors manufacturer Amphenol and financials company Discover Financial Services were the top individual contributors to the Fund’s performance relative to the S&P 500 ex-Energy Index.

  Security selection contributed most positively to results within the Fund’s MLP & Infrastructure Sleeve relative to the Alerian MLP Index (MLP Index). Top individual contributors included out-of-MLP Index positions in Targa Resources Corp., a midstream provider of natural gas and natural gas liquids, and DT Midstream, Inc., an owner and operator of natural gas infrastructure. An underweight to USA Compression Partners LP, a natural gas compression services provider, also helped.

Top Detractors from Performance:

  Stock selection detracted most from results within the dividend-paying growers portion of the Fund relative to the S&P 500 ex-Energy Index, especially within the information technology and communication services sectors.

  Underweight positions in semiconductor company NVIDIA and social media platform operator Meta Platforms and overweights in health insurance company Humana, cosmetics seller Estee Lauder and athletic apparel retailer NIKE detracted most from the Fund’s results relative to the S&P 500 ex-Energy Index.

  Underweight positions in midstream oil & gas company NuStar Energy L.P., petroleum and energy marketing company Global Partners LP and midstream oil & gas company Western Midstream Partners, LP detracted most from the Fund’s results relative to the MLP Index. NuStar Energy LP was removed from the MLP Index in May 2024 upon its acquisition by Sunoco.

  Gathering & Processing–SS & OW

  Natural Gas Pipeline Transportation–SS & OW

Top Detractors

  Hydrocarbon Production & Mining–OW

  Integrated--OW

The above represents MLP Index sub-industries.

KEY

SS – Security Selection

OW - Overweight

Goldman Sachs Rising Dividend Growth Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	S&P 500® Index
10/14	$10,000	$10,000
10/15	$9,800	$10,520
10/16	$9,411	$10,994
10/17	$11,130	$13,592
10/18	$11,806	$14,591
10/19	$12,996	$16,682
10/20	$12,735	$18,302
10/21	$18,641	$26,156
10/22	$17,690	$22,334
10/23	$18,294	$24,599
10/24	$23,405	$33,952

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R	27.94%	12.47%	8.87%
S&P 500® Index	38.02%	15.25%	12.99%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Rising Dividend Growth Fund

Class R

Key Fund Statistics

(as of October 31, 2024)

Total Net Assets	$479,296,685
# of Portfolio Holdings	117
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$3,144,106

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.2%
Energy	15.0%
Financials	11.7%
Health Care	9.8%
Consumer Discretionary	8.5%
Industrials	7.5%
Communication Services	6.5%
Consumer Staples	4.8%
Utilities	2.3%
Other	6.5%

Goldman Sachs Rising Dividend Growth Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38145C265-AR-1024

Class R

Annual Shareholder Report

October 31, 2024

Goldman Sachs Rising Dividend Growth Fund

GSRFX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$78	0.68%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, better market breadth, AI excitement and a Fed shift to monetary policy easing beginning September 2024. Energy-related equities lagged but performed well given supportive commodity prices and effective management teams.

Top Contributors

Top Contributors to Performance:

  Underweight positions in information technology giants Microsoft and Apple and overweights in materials science company Corning, high-tech connectors manufacturer Amphenol and financials company Discover Financial Services were the top individual contributors to the Fund’s performance relative to the S&P 500 ex-Energy Index.

  Security selection contributed most positively to results within the Fund’s MLP & Infrastructure Sleeve relative to the Alerian MLP Index (MLP Index). Top individual contributors included out-of-MLP Index positions in Targa Resources Corp., a midstream provider of natural gas and natural gas liquids, and DT Midstream, Inc., an owner and operator of natural gas infrastructure. An underweight to USA Compression Partners LP, a natural gas compression services provider, also helped.

Top Detractors from Performance:

  Stock selection detracted most from results within the dividend-paying growers portion of the Fund relative to the S&P 500 ex-Energy Index, especially within the information technology and communication services sectors.

  Underweight positions in semiconductor company NVIDIA and social media platform operator Meta Platforms and overweights in health insurance company Humana, cosmetics seller Estee Lauder and athletic apparel retailer NIKE detracted most from the Fund’s results relative to the S&P 500 ex-Energy Index.

  Underweight positions in midstream oil & gas company NuStar Energy L.P., petroleum and energy marketing company Global Partners LP and midstream oil & gas company Western Midstream Partners, LP detracted most from the Fund’s results relative to the MLP Index. NuStar Energy LP was removed from the MLP Index in May 2024 upon its acquisition by Sunoco.

  Gathering & Processing–SS & OW

  Natural Gas Pipeline Transportation–SS & OW

Top Detractors

  Hydrocarbon Production & Mining–OW

  Integrated--OW

The above represents MLP Index sub-industries.

KEY

SS – Security Selection

OW - Overweight

Goldman Sachs Rising Dividend Growth Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	S&P 500® Index
02/18	$10,000	$10,000
10/18	$10,154	$10,116
10/19	$11,249	$11,566
10/20	$11,083	$12,689
10/21	$16,317	$18,133
10/22	$15,563	$15,484
10/23	$16,190	$17,054
10/24	$20,845	$23,538

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 2/28/18
Class R6	28.75%	13.11%	11.63%
S&P 500® Index	38.02%	15.25%	13.67%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Rising Dividend Growth Fund

Class R6

Key Fund Statistics

(as of October 31, 2024)

Total Net Assets	$479,296,685
# of Portfolio Holdings	117
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$3,144,106

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.2%
Energy	15.0%
Financials	11.7%
Health Care	9.8%
Consumer Discretionary	8.5%
Industrials	7.5%
Communication Services	6.5%
Consumer Staples	4.8%
Utilities	2.3%
Other	6.5%

Goldman Sachs Rising Dividend Growth Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38148U114-AR-1024

Class R6

Annual Shareholder Report

October 31, 2024

Goldman Sachs Rising Dividend Growth Fund

GSRLX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$79	0.69%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, better market breadth, AI excitement and a Fed shift to monetary policy easing beginning September 2024. Energy-related equities lagged but performed well given supportive commodity prices and effective management teams.

Top Contributors

Top Contributors to Performance:

  Underweight positions in information technology giants Microsoft and Apple and overweights in materials science company Corning, high-tech connectors manufacturer Amphenol and financials company Discover Financial Services were the top individual contributors to the Fund’s performance relative to the S&P 500 ex-Energy Index.

  Security selection contributed most positively to results within the Fund’s MLP & Infrastructure Sleeve relative to the Alerian MLP Index (MLP Index). Top individual contributors included out-of-MLP Index positions in Targa Resources Corp., a midstream provider of natural gas and natural gas liquids, and DT Midstream, Inc., an owner and operator of natural gas infrastructure. An underweight to USA Compression Partners LP, a natural gas compression services provider, also helped.

Top Detractors from Performance:

  Stock selection detracted most from results within the dividend-paying growers portion of the Fund relative to the S&P 500 ex-Energy Index, especially within the information technology and communication services sectors.

  Underweight positions in semiconductor company NVIDIA and social media platform operator Meta Platforms and overweights in health insurance company Humana, cosmetics seller Estee Lauder and athletic apparel retailer NIKE detracted most from the Fund’s results relative to the S&P 500 ex-Energy Index.

  Underweight positions in midstream oil & gas company NuStar Energy L.P., petroleum and energy marketing company Global Partners LP and midstream oil & gas company Western Midstream Partners, LP detracted most from the Fund’s results relative to the MLP Index. NuStar Energy LP was removed from the MLP Index in May 2024 upon its acquisition by Sunoco.

  Gathering & Processing–SS & OW

  Natural Gas Pipeline Transportation–SS & OW

Top Detractors

  Hydrocarbon Production & Mining–OW

  Integrated--OW

The above represents MLP Index sub-industries.

KEY

SS – Security Selection

OW - Overweight

Goldman Sachs Rising Dividend Growth Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional Shares	S&P 500® Index
10/14	$1,000,000	$1,000,000
10/15	$987,100	$1,052,000
10/16	$953,933	$1,099,445
10/17	$1,135,276	$1,359,244
10/18	$1,211,907	$1,459,149
10/19	$1,343,399	$1,668,245
10/20	$1,323,651	$1,830,231
10/21	$1,947,885	$2,615,583
10/22	$1,857,893	$2,233,447
10/23	$1,932,580	$2,459,918
10/24	$2,487,424	$3,395,179

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	28.71%	13.10%	9.53%
S&P 500® Index	38.02%	15.25%	12.99%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Rising Dividend Growth Fund

Institutional Class

Key Fund Statistics

(as of October 31, 2024)

Total Net Assets	$479,296,685
# of Portfolio Holdings	117
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$3,144,106

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.2%
Energy	15.0%
Financials	11.7%
Health Care	9.8%
Consumer Discretionary	8.5%
Industrials	7.5%
Communication Services	6.5%
Consumer Staples	4.8%
Utilities	2.3%
Other	6.5%

Goldman Sachs Rising Dividend Growth Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38145C281-AR-1024

Institutional Class

Annual Shareholder Report

October 31, 2024

Goldman Sachs Rising Dividend Growth Fund

GSRIX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$87	0.76%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, better market breadth, AI excitement and a Fed shift to monetary policy easing beginning September 2024. Energy-related equities lagged but performed well given supportive commodity prices and effective management teams.

Top Contributors

Top Contributors to Performance:

  Underweight positions in information technology giants Microsoft and Apple and overweights in materials science company Corning, high-tech connectors manufacturer Amphenol and financials company Discover Financial Services were the top individual contributors to the Fund’s performance relative to the S&P 500 ex-Energy Index.

  Security selection contributed most positively to results within the Fund’s MLP & Infrastructure Sleeve relative to the Alerian MLP Index (MLP Index). Top individual contributors included out-of-MLP Index positions in Targa Resources Corp., a midstream provider of natural gas and natural gas liquids, and DT Midstream, Inc., an owner and operator of natural gas infrastructure. An underweight to USA Compression Partners LP, a natural gas compression services provider, also helped.

Top Detractors from Performance:

  Stock selection detracted most from results within the dividend-paying growers portion of the Fund relative to the S&P 500 ex-Energy Index, especially within the information technology and communication services sectors.

  Underweight positions in semiconductor company NVIDIA and social media platform operator Meta Platforms and overweights in health insurance company Humana, cosmetics seller Estee Lauder and athletic apparel retailer NIKE detracted most from the Fund’s results relative to the S&P 500 ex-Energy Index.

  Underweight positions in midstream oil & gas company NuStar Energy L.P., petroleum and energy marketing company Global Partners LP and midstream oil & gas company Western Midstream Partners, LP detracted most from the Fund’s results relative to the MLP Index. NuStar Energy LP was removed from the MLP Index in May 2024 upon its acquisition by Sunoco.

  Gathering & Processing–SS & OW

  Natural Gas Pipeline Transportation–SS & OW

Top Detractors

  Hydrocarbon Production & Mining–OW

  Integrated--OW

The above represents MLP Index sub-industries.

KEY

SS – Security Selection

OW - Overweight

Goldman Sachs Rising Dividend Growth Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor Shares	S&P 500® Index
10/14	$10,000	$10,000
10/15	$9,851	$10,520
10/16	$9,510	$10,994
10/17	$11,303	$13,592
10/18	$12,044	$14,591
10/19	$13,337	$16,682
10/20	$13,130	$18,302
10/21	$19,313	$26,156
10/22	$18,405	$22,334
10/23	$19,132	$24,599
10/24	$24,606	$33,952

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	28.61%	13.02%	9.41%
S&P 500® Index	38.02%	15.25%	12.99%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Rising Dividend Growth Fund

Investor Class

Key Fund Statistics

(as of October 31, 2024)

Total Net Assets	$479,296,685
# of Portfolio Holdings	117
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$3,144,106

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.2%
Energy	15.0%
Financials	11.7%
Health Care	9.8%
Consumer Discretionary	8.5%
Industrials	7.5%
Communication Services	6.5%
Consumer Staples	4.8%
Utilities	2.3%
Other	6.5%

Goldman Sachs Rising Dividend Growth Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38145C273-AR-1024

Investor Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kathryn A. Cassidy and Michael Latham are each an “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2024	2023	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$3,874,810	$4,008,636	Financial Statement audits.

Audit-Related Fees:

• PwC	$466,200	$516,600	Other attest services.

Tax Fees:

• PwC	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2024	2023	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,122,312	$2,075,449	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PwC for the twelve months ended October 31, 2024 and October 31, 2023 were approximately $466,200 and $516,600, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2023 and December 31, 2022 were approximately $18.0 million and $17.1 million, respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2023 and 2022 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Dividend Focus Funds

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments October 31, 2024

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 45.9%

Advertising(a)(b) – 0.1%
Clear Channel Outdoor Holdings, Inc.
$3,210,000	7.875%		04/01/30	$3,272,017

Aerospace & Defense(a) – 1.0%
Boeing Co.
1,875,000	3.450		11/01/28	1,736,963
3,432,000	5.150		05/01/30	3,390,507
1,652,000	5.805		05/01/50	1,558,232
Bombardier, Inc. (b)
4,340,000	7.000		06/01/32	4,444,941
Spirit AeroSystems, Inc. (b)
2,850,000	9.750		11/15/30	3,165,581
TransDigm, Inc.
2,050,000	6.750	(b)	08/15/28	2,096,043
6,895,000	4.625		01/15/29	6,549,078
2,246,000	4.875		05/01/29	2,142,145
100,000	7.125	(b)	12/01/31	103,650

				25,187,140

Agriculture(a) – 0.2%
BAT Capital Corp.
7,000,000	4.390		08/15/37	6,097,070

Airlines – 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (b)
1,717,000	5.750		04/20/29	1,701,358
Delta Air Lines, Inc. (a)
3,600,000	7.375		01/15/26	3,686,364
Latam Airlines Group SA (a)(b)
440,000	7.875		04/15/30	440,550
United Airlines, Inc. (a)(b)
2,080,000	4.625		04/15/29	1,991,746
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (a)(b)
4,145,000	7.875		05/01/27	4,037,810
1,295,000	9.500		06/01/28	1,272,078

				13,129,906

Auto Parts & Equipment(a) – 0.0%
Tupy Overseas SA
200,000	4.500		02/16/31	173,300

Automotive(a) – 1.1%
Adient Global Holdings Ltd. (b)
2,000,000	7.000		04/15/28	2,033,180
Clarios Global LP/Clarios U.S. Finance Co. (b)
1,850,000	8.500		05/15/27	1,860,193
Dana, Inc.
2,075,000	4.250		09/01/30	1,809,919
Dealer Tire LLC/DT Issuer LLC (b)
5,637,000	8.000		02/01/28	5,557,744
Ford Motor Credit Co. LLC
210,000	3.375		11/13/25	205,981
General Motors Financial Co., Inc.
1,975,000	5.650		01/17/29	2,007,864
4,100,000	3.100		01/12/32	3,523,909

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Automotive(a) – (continued)
Hyundai Capital America (b)
	$4,050,000	5.700%		06/26/30	$4,144,648
Phinia, Inc. (b)
	4,284,000	6.750		04/15/29	4,380,133
	935,000	6.625		10/15/32	932,560

					26,456,131

Banks – 5.4%
Absa Group Ltd. (a)(c) (5 yr. CMT + 5.411%)
	960,000	6.375		05/27/26	938,102
Access Bank PLC (b)
	900,000	6.125		09/21/26	856,404
Alfa Bank AO Via Alfa Bond Issuance PLC (a)(d) (5 yr. CMT + 4.546%)
	360,000	5.950		04/15/30	—
Banca Transilvania SA (a)(c) (1 yr. EURIBOR ICE Swap + 5.580%)
EUR	650,000	8.875		04/27/27	745,924
Banco Continental SAECA (a)
	$1,210,000	2.750		12/10/25	1,168,406
Banco Davivienda SA (a)(c) (10 yr. CMT + 5.097%)
	420,000	6.650	(b)	04/22/31	351,821
	200,000	6.650		04/22/31	167,534
Banco de Bogota SA
	740,000	6.250		05/12/26	740,000
Banco de Credito del Peru SA (a)(b)
	650,000	5.850		01/11/29	661,973
Banco del Estado de Chile (a)(b)(c) (5 yr. CMT + 3.228%)
	600,000	7.950		05/02/29	631,500
Banco do Brasil SA (a)(c) (10 yr. CMT + 4.398%)
	340,000	8.748		04/15/25	345,419
Banco Industrial SA (a)(b)(c) (5 yr. CMT + 4.442%)
	930,000	4.875		01/29/31	903,793
Banco Internacional del Peru SAA Interbank (a)(c) (5 yr. CMT + 3.711%)
	790,000	4.000		07/08/30	775,188
Banco Mercantil del Norte SA (a)(c) (5 yr. CMT + 4.643%)
	340,000	5.875	(b)	01/24/27	328,950
	460,000	5.875		01/24/27	445,050
Banco Santander SA
	2,000,000	3.490		05/28/30	1,833,220
(1 yr. CMT + 1.600%)
	3,600,000	3.225	(a)(c)	11/22/32	3,106,548
Bancolombia SA (a)(c) (5 yr. CMT + 4.320%)
	460,000	8.625		12/24/34	478,345
Bank Hapoalim BM (a)(b)(c) (5 yr. CMT + 2.155%)
	540,000	3.255		01/21/32	500,845
Bank Leumi Le-Israel BM (a)(b)(c) (5 yr. CMT + 1.631%)
	520,000	3.275		01/29/31	494,614
Bank of America Corp. (a)(c)
(3 mo. USD Term SOFR + 4.160%)
	4,000,000	6.100		03/17/25	4,001,600

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) October 31, 2024

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(Secured Overnight Financing Rate + 1.630%)
$1,760,000	5.202%		04/25/29	$1,777,459
Bank of New York Mellon Corp. (a)(c)
(5 yr. CMT + 3.352%)
1,000,000	3.700		03/20/26	970,300
(5 yr. CMT + 4.358%)
2,000,000	4.700		09/20/25	1,982,080
Barclays PLC (a)(c)
(1 yr. CMT + 3.000%)
4,810,000	5.746		08/09/33	4,894,175
(5 yr. CMT + 5.431%)
2,353,000	8.000		03/15/29	2,432,390
BNP Paribas SA (b)
2,700,000	4.375		05/12/26	2,666,439
(5 yr. CMT + 4.354%)
3,000,000	8.500	(a)(c)	08/14/28	3,139,440
BPCE SA (b)
4,150,000	4.625		09/12/28	4,067,539
(Secured Overnight Financing Rate + 1.730%)
2,100,000	3.116	(a)(c)	10/19/32	1,776,453
Citigroup, Inc. (a)(c)
(10 yr. CMT + 2.757%)
2,200,000	7.000		08/15/34	2,327,754
(3 mo. USD Term SOFR + 4.779%)
1,890,000	6.250		08/15/26	1,916,744
(5 yr. CMT + 3.209%)
3,000,000	7.375		05/15/28	3,143,340
(5 yr. CMT + 3.211%)
2,147,000	7.625		11/15/28	2,283,914
(5 yr. CMT + 3.597%)
1,000,000	4.000		12/10/25	975,140
(Secured Overnight Financing Rate + 1.351%)
3,325,000	3.057		01/25/33	2,891,121
(Secured Overnight Financing Rate + 3.914%)
900,000	4.412		03/31/31	870,291
Citizens Financial Group, Inc. (a)(c) (5 yr. CMT + 5.313%)
1,000,000	5.650		10/06/25	992,710
Comerica, Inc. (a)(c) (5 yr. CMT + 5.291%)
1,000,000	5.625		07/01/25	990,880
Credit Bank of Moscow Via CBOM Finance PLC (d)
260,000	4.700	(b)	01/29/25	—
(5 yr. USD Swap + 5.416%)
280,000	7.500	(a)(c)	10/05/27	—
Deutsche Bank AG (a)(c) (5 yr. CMT + 4.524%)
800,000	6.000		10/30/25	784,824
Fifth Third Bancorp (a)(c) (5 yr. CMT + 4.215%)
1,000,000	4.500		09/30/25	986,550
First Bank of Nigeria Ltd. Via FBN Finance Co. BV (b)
200,000	8.625		10/27/25	200,500
Freedom Mortgage Corp. (a)(b)
2,610,000	6.625		01/15/27	2,580,089
Grupo Aval Ltd. (a)
1,410,000	4.375		02/04/30	1,232,876
Huntington Bancshares, Inc. (a)(c) (7 yr. CMT + 4.045%)
1,000,000	4.450		10/15/27	955,350

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
ING Groep NV (a)(c) (5 yr. USD Swap + 4.446%)
$3,000,000	6.500%		04/16/25	$2,996,640
Ipoteka-Bank ATIB
710,000	5.500		11/19/25	697,795
Itau Unibanco Holding SA (a)(c) (5 yr. CMT + 3.981%)
500,000	7.721		12/12/24	499,605
JPMorgan Chase & Co. (a)(c)
(3 mo. USD Term SOFR + 2.515%)
2,666,000	2.956		05/13/31	2,391,562
(5 yr. CMT + 2.737%)
3,742,000	6.875		06/01/29	3,966,632
Macquarie Group Ltd. (a)(b)(c) (3 mo. USD Term SOFR + 1.372%)
3,650,000	3.763		11/28/28	3,524,002
Morgan Stanley (a)(c) (Secured Overnight Financing Rate + 1.290%)
1,950,000	2.943		01/21/33	1,693,380
NatWest Group PLC (a)(c) (5 yr. CMT + 3.752%)
2,000,000	8.125		11/10/33	2,138,220
NBK Tier 1 Financing 2 Ltd. (a)(c) (6 yr. CMT + 2.832%)
790,000	4.500		08/27/25	774,445
PNC Financial Services Group, Inc. (a)(c)
(5 yr. CMT + 3.000%)
2,000,000	6.000		05/15/27	2,004,060
(5 yr. CMT + 3.238%)
3,000,000	6.200		09/15/27	3,031,710
(7 yr. CMT + 2.808%)
2,000,000	6.250		03/15/30	2,004,240
Regions Financial Corp. (a)(c) (5 yr. CMT + 5.430%)
1,000,000	5.750		06/15/25	995,940
Royal Bank of Canada (a)(c) (5 yr. CMT + 2.887%)
3,315,000	7.500		05/02/84	3,484,463
Standard Chartered PLC (a)(b)(c) (5 yr. CMT + 3.805%)
4,255,000	4.750		01/14/31	3,736,188
State Street Corp. (a)(c) (5 yr. CMT + 2.628%)
2,000,000	6.700		09/15/29	2,055,200
Toronto-Dominion Bank (a)(c) (5 yr. CMT + 4.075%)
2,000,000	8.125		10/31/82	2,107,660
Truist Financial Corp. (a)(c) (10 yr. CMT + 4.349%)
2,237,000	5.100		03/01/30	2,172,015
(5 yr. CMT + 4.605%)
1,000,000	4.950		09/01/25	990,450
Turkiye Garanti Bankasi AS (a)(b)(c) (5 yr. CMT + 4.090%)
510,000	8.375		02/28/34	520,838
U.S. Bancorp (a)(c) (5 yr. CMT + 2.541%)
1,000,000	3.700		01/15/27	937,800
UBS Group AG (a)
1,726,000	4.282	(b)	01/09/28	1,688,598
(5 yr. CMT + 3.098%)
4,801,000	3.875	(b)(c)	06/02/26	4,545,443
(5 yr. CMT + 4.745%)
5,590,000	9.250	(b)(c)	11/13/28	6,084,994
(5 yr. USD Swap + 4.590%)
4,000,000	6.875	(c)	08/07/25	4,014,480

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
UniCredit SpA (a)(b)(c) (5 yr. CMT + 4.750%)
$1,525,000	5.459%		06/30/35	$1,471,442
United Bank for Africa PLC
200,000	6.750		11/19/26	195,910
Uzbek Industrial & Construction Bank ATB (b)
550,000	8.950		07/24/29	552,200
Wells Fargo & Co. (a)(c)
(5 yr. CMT + 2.767%)
2,275,000	6.850		09/15/29	2,352,577
(5 yr. CMT + 3.453%)
1,000,000	3.900		03/15/26	967,690
(5 yr. CMT + 3.606%)
1,000,000	7.625		09/15/28	1,072,620
Yapi ve Kredi Bankasi AS (b)
510,000	9.250		10/16/28	554,625
(5 yr. CMT + 5.278%)
450,000	9.250	(a)(c)	01/17/34	473,344
(5 yr. CMT + 5.499%)
470,000	9.743	(a)(c)	04/04/29	486,450

				133,496,812

Beverages(a) – 0.6%
Anadolu Efes Biracilik Ve Malt Sanayii AS
420,000	3.375	(b)	06/29/28	371,306
950,000	3.375		06/29/28	839,860
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
8,050,000	4.700		02/01/36	7,762,132
Becle SAB de CV
610,000	2.500		10/14/31	492,575
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (b)
680,000	5.250		04/27/29	652,800
Constellation Brands, Inc.
3,975,000	2.250		08/01/31	3,347,944
Keurig Dr. Pepper, Inc.
308,000	3.800		05/01/50	236,208

				13,702,825

Building Materials(a) – 0.5%
Builders FirstSource, Inc. (b)
1,800,000	5.000		03/01/30	1,723,572
Cemex SAB de CV (c)
(5 yr. CMT + 4.534%)
800,000	5.125	(b)	06/08/26	776,488
460,000	5.125		06/08/26	446,481
(5 yr. CMT + 5.157%)
590,000	9.125	(b)	03/14/28	628,533
GCC SAB de CV (b)
860,000	3.614		04/20/32	748,596
Sisecam U.K. PLC (b)
230,000	8.250		05/02/29	235,607
630,000	8.625		05/02/32	642,600
Standard Industries, Inc. (b)
1,880,000	4.375		07/15/30	1,730,051

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Building Materials(a) – (continued)
$4,054,000	3.375%	01/15/31	$3,520,129
1,760,000	6.500	08/15/32	1,771,686

			12,223,743

Chemicals – 1.1%
Ashland, Inc. (a)(b)
3,225,000	3.375	09/01/31	2,798,332
Avient Corp. (a)(b)
1,725,000	7.125	08/01/30	1,774,559
Axalta Coating Systems LLC (a)(b)
3,100,000	3.375	02/15/29	2,851,411
Chemours Co. (a)(b)
4,560,000	4.625	11/15/29	3,952,745
Huntsman International LLC (a)
2,104,000	4.500	05/01/29	2,021,355
Ingevity Corp. (a)(b)
1,305,000	3.875	11/01/28	1,202,558
LG Chem Ltd. (e)
200,000	1.250	07/18/28	195,194
Minerals Technologies, Inc. (a)(b)
1,695,000	5.000	07/01/28	1,641,014
OCP SA (a)
960,000	5.125	06/23/51	729,533
Olympus Water U.S. Holding Corp. (a)(b)
2,500,000	9.750	11/15/28	2,653,150
1,925,000	7.250	06/15/31	1,975,127
Sasol Financing USA LLC (a)
280,000	4.375	09/18/26	270,025
890,000	5.500	03/18/31	766,234
SNF Group SACA (a)(b)
740,000	3.125	03/15/27	703,673
925,000	3.375	03/15/30	827,505
Valvoline, Inc. (a)(b)
885,000	3.625	06/15/31	767,304
WR Grace Holdings LLC (a)(b)
1,855,000	5.625	08/15/29	1,712,833

			26,842,552

Commercial Services(a) – 1.6%
ADT Security Corp. (b)
4,387,000	4.125	08/01/29	4,102,152
APi Group DE, Inc. (b)
4,030,000	4.125	07/15/29	3,715,579
575,000	4.750	10/15/29	545,457
Belron U.K. Finance PLC (b)
1,115,000	5.750	10/15/29	1,117,308
Bidvest Group U.K. PLC (b)
1,260,000	3.625	09/23/26	1,222,200
Garda World Security Corp. (b)
1,807,000	7.750	02/15/28	1,865,854
1,040,000	8.250	08/01/32	1,034,426
745,000	8.375	11/15/32	744,724
HealthEquity, Inc. (b)
1,058,000	4.500	10/01/29	1,006,486

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) October 31, 2024

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services(a) – (continued)
Hertz Corp. (b)
	$1,165,000	12.625%		07/15/29	$1,235,051
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (b)
	886,604	9.500		07/10/36	836,183
Mavis Tire Express Services Topco Corp. (b)
	2,621,000	6.500		05/15/29	2,510,079
Mersin Uluslararasi Liman Isletmeciligi AS (b)
	1,660,000	8.250		11/15/28	1,718,100
Techem Verwaltungsgesellschaft 674 GmbH
EUR	668,190	6.000		07/30/26	727,209
Verisure Holding AB (b)
	725,000	3.250		02/15/27	775,788
	2,133,000	5.500		05/15/30	2,401,980
Verisure Midholding AB
	800,000	5.250	(b)	02/15/29	869,025
	1,450,000	5.250		02/15/29	1,575,108
VT Topco, Inc. (b)
	$5,282,000	8.500		08/15/30	5,557,668
Wand NewCo 3, Inc. (b)
	2,944,000	7.625		01/30/32	3,040,799
Williams Scotsman, Inc. (b)
	1,878,000	6.625		06/15/29	1,906,996

					38,508,172

Computers(a) – 0.6%
Amentum Holdings, Inc. (b)
	695,000	7.250		08/01/32	720,430
Booz Allen Hamilton, Inc. (b)
	2,513,000	3.875		09/01/28	2,408,786
Dell International LLC/EMC Corp.
	2,699,000	8.100		07/15/36	3,258,503
Hewlett Packard Enterprise Co.
	2,730,000	6.200		10/15/35	2,904,966
KBR, Inc. (b)
	1,161,000	4.750		09/30/28	1,116,011
McAfee Corp. (b)
	3,435,000	7.375		02/15/30	3,314,809
Virtusa Corp. (b)
	2,371,000	7.125		12/15/28	2,301,364

					16,024,869

Cosmetics & Personal Care(a) – 0.0%
Perrigo Finance Unlimited Co.
	860,000	6.125		09/30/32	848,209

Distribution & Wholesale(a)(b) – 0.3%
American Builders & Contractors Supply Co., Inc.
	2,760,000	3.875		11/15/29	2,524,572
BCPE Empire Holdings, Inc.
	2,436,000	7.625		05/01/27	2,450,251
H&E Equipment Services, Inc.
	2,105,000	3.875		12/15/28	1,944,599
Telecommunications Co. Telekom Srbija AD Belgrade
	200,000	7.000		10/28/29	200,230

					7,119,652

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (a)
$3,625,000	3.000%		10/29/28	$3,363,601
(5 yr. CMT + 2.720%)
2,000,000	6.950	(c)	03/10/55	2,059,820
AG TTMT Escrow Issuer LLC (a)(b)
1,025,000	8.625		09/30/27	1,058,620
Air Lease Corp. (a)(c) (5 yr. CMT + 2.560%)
530,000	6.000		09/24/29	524,149
Ally Financial, Inc.
4,000,000	8.000		11/01/31	4,449,920
(7 yr. CMT + 3.481%)
3,415,000	4.700	(a)(c)	05/15/28	2,775,131
American Express Co. (a)(c) (5 yr. CMT + 2.854%)
1,000,000	3.550		09/15/26	948,670
Aviation Capital Group LLC (a)(b)
800,000	1.950		01/30/26	768,320
Avolon Holdings Funding Ltd. (a)(b)
1,300,000	3.250		02/15/27	1,244,295
1,927,000	2.528		11/18/27	1,780,452
Castlelake Aviation Finance DAC (a)(b)
2,420,000	5.000		04/15/27	2,435,198
Charles Schwab Corp. (a)(c)
(5 yr. CMT + 3.168%)
2,875,000	4.000		06/01/26	2,758,505
(5 yr. CMT + 4.971%)
2,250,000	5.375		06/01/25	2,244,375
Discover Financial Services (a)(c) (5 yr. CMT + 5.783%)
1,000,000	6.125		06/23/25	997,970
Focus Financial Partners LLC (a)(b)
2,225,000	6.750		09/15/31	2,210,693
Freedom Mortgage Holdings LLC (a)(b)
5,075,000	9.250		02/01/29	5,203,194
Intercorp Financial Services, Inc. (a)
340,000	4.125		10/19/27	325,019
Jane Street Group/JSG Finance, Inc. (a)(b)
2,640,000	6.125		11/01/32	2,642,957
Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)(b)
3,269,000	5.000		08/15/28	3,017,549
Macquarie Airfinance Holdings Ltd. (a)(b)
355,000	6.400		03/26/29	365,994
1,950,000	8.125		03/30/29	2,060,702
Midcap Financial Issuer Trust (a)(b)
2,567,000	6.500		05/01/28	2,428,613
810,000	5.625		01/15/30	717,684
Nationstar Mortgage Holdings, Inc. (a)(b)
2,651,000	5.500		08/15/28	2,590,080
Navient Corp. (a)
2,388,000	5.500		03/15/29	2,274,809
1,715,000	9.375		07/25/30	1,860,123
OneMain Finance Corp.
1,602,000	7.125		03/15/26	1,641,249
1,643,000	4.000	(a)	09/15/30	1,446,185
ONEMAIN FINANCE Corp.
1,815,000	6.625		05/15/29	1,815,000

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – (continued)
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. (a)(b)
$1,365,000	6.375%		02/01/27	$1,345,399
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (a)(b)
2,390,000	4.000		10/15/33	2,058,746
StoneX Group, Inc. (a)(b)
1,785,000	7.875		03/01/31	1,878,873
United Wholesale Mortgage LLC (a)(b)
3,195,000	5.500		04/15/29	3,045,889
VFH Parent LLC/Valor Co-Issuer, Inc. (a)(b)
1,570,000	7.500		06/15/31	1,614,619

				67,952,403

Electrical – 1.2%
Adani Electricity Mumbai Ltd.
410,000	3.949		02/12/30	360,800
AES Panama Generation Holdings SRL (a)
1,389,789	4.375		05/31/30	1,227,878
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (a)(b)
2,780,000	6.375		02/15/32	2,759,289
Calpine Corp. (a)(b)
4,215,000	3.750		03/01/31	3,797,884
Cikarang Listrindo Tbk. PT (a)
200,000	4.950		09/14/26	198,000
Energuate Trust (a)(b)
470,000	5.875		05/03/27	457,663
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (a)
200,000	5.375		12/30/30	173,096
Eskom Holdings SOC Ltd.
430,000	7.125		02/11/25	429,329
220,000	6.350	(f)	08/10/28	219,725
458,000	8.450		08/10/28	477,896
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (a)(b)
210,000	7.250		01/31/41	209,921
Huachen Energy Co. Ltd. (a)(g) (PIK 2.350%, Cash 2.300%)
464,110	2.300		12/29/26	262,218
Lamar Funding Ltd.
470,000	3.958		05/07/25	464,769
Lightning Power LLC (a)(b)
2,020,000	7.250		08/15/32	2,102,436
LLPL Capital Pte. Ltd.
347,714	6.875		02/04/39	354,016
Minejesa Capital BV
223,496	4.625		08/10/30	218,048
Mong Duong Finance Holdings BV (a)
733,654	5.125		05/07/29	713,024
National Central Cooling Co. PJSC
820,000	2.500		10/21/27	761,831
NextEra Energy Operating Partners LP (a)(b)
2,025,000	7.250		01/15/29	2,083,867
NRG Energy, Inc. (a)
115,000	5.750		01/15/28	115,163
448,000	3.375	(b)	02/15/29	409,136

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical – (continued)
$5,153,000	5.750	%(b)	07/15/29	$5,108,421
Pacific Gas & Electric Co. (a)
1,470,000	3.500		08/01/50	1,023,414
Pike Corp. (a)(b)
2,420,000	5.500		09/01/28	2,369,422
820,000	8.625		01/31/31	873,685
Sempra (a)(c) (5 yr. CMT + 4.550%)
3,335,000	4.875		10/15/25	3,303,218

				30,474,149

Electrical Components & Equipment(a)(b) – 0.1%
WESCO Distribution, Inc.
1,000,000	6.375		03/15/29	1,019,980
760,000	6.625		03/15/32	779,205

				1,799,185

Electronics(a)(b) – 0.2%
Imola Merger Corp.
4,498,000	4.750		05/15/29	4,374,080
TTM Technologies, Inc.
799,000	4.000		03/01/29	746,857

				5,120,937

Energy-Alternate Sources(a) – 0.0%
Greenko Wind Projects Mauritius Ltd.
380,000	5.500		04/06/25	378,400

Engineering & Construction(a) – 0.7%
Aeropuerto Internacional de Tocumen SA
1,040,000	5.125		08/11/61	785,200
Aeropuertos Dominicanos Siglo XXI SA (b)
1,380,000	7.000		06/30/34	1,407,600
Arcosa, Inc. (b)
1,221,000	4.375		04/15/29	1,150,719
615,000	6.875		08/15/32	630,830
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners
950,000	4.050	(b)	04/27/26	915,990
200,000	4.050		04/27/26	192,840
Dycom Industries, Inc. (b)
2,764,000	4.500		04/15/29	2,607,558
Global Infrastructure Solutions, Inc. (b)
4,435,000	5.625		06/01/29	4,324,214
1,390,000	7.500		04/15/32	1,412,949
IHS Holding Ltd. (b)
750,000	5.625		11/29/26	734,655
200,000	6.250		11/29/28	187,460
International Airport Finance SA
630,383	12.000		03/15/33	672,540
Kingston Airport Revenue Finance Ltd. (b)
739,000	6.750		12/15/36	748,141
Mexico City Airport Trust
490,000	3.875		04/30/28	466,122
320,000	5.500		10/31/46	266,202

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) October 31, 2024

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Engineering & Construction(a) – (continued)
	$930,000	5.500%	07/31/47	$773,937

				17,276,957

Entertainment(a) – 1.5%
AMC Entertainment Holdings, Inc. (b)
	853,000	7.500	02/15/29	736,378
Boyne USA, Inc. (b)
	2,706,000	4.750	05/15/29	2,578,602
Caesars Entertainment, Inc. (b)
	4,508,000	4.625	10/15/29	4,225,123
	1,380,000	6.000	10/15/32	1,346,300
Cinemark USA, Inc. (b)
	3,842,000	5.250	07/15/28	3,772,345
	1,110,000	7.000	08/01/32	1,138,694
Cirsa Finance International SARL (b)
EUR	511,000	6.500	03/15/29	584,427
Light & Wonder International, Inc. (b)
	$500,000	7.000	05/15/28	502,195
Lions Gate Capital Holdings LLC (b)
	2,540,000	5.500	04/15/29	1,837,893
Merlin Entertainments Group U.S. Holdings, Inc. (b)
	1,405,000	7.375	02/15/31	1,378,389
Motion Bondco DAC (b)
	3,250,000	6.625	11/15/27	3,067,545
Penn Entertainment, Inc. (b)
	3,067,000	4.125	07/01/29	2,751,896
SeaWorld Parks & Entertainment, Inc. (b)
	4,880,000	5.250	08/15/29	4,689,680
Six Flags Entertainment Corp. (b)
	1,854,000	5.500	04/15/27	1,841,819
Warnermedia Holdings, Inc.
	2,300,000	4.054	03/15/29	2,148,821
	4,775,000	4.279	03/15/32	4,188,630

				36,788,737

Environmental(a) – 0.5%
GFL Environmental, Inc. (b)
	6,980,000	4.000	08/01/28	6,596,030
Madison IAQ LLC (b)
	4,294,000	4.125	06/30/28	4,065,388
	1,659,000	5.875	06/30/29	1,573,080
Reworld Holding Corp.
	670,000	5.000	09/01/30	615,295

				12,849,793

Food & Drug Retailing – 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (a)(b)
	2,595,000	4.625	01/15/27	2,543,775
	1,995,000	5.875	02/15/28	1,998,352
	502,000	4.875	02/15/30	490,665
BRF GmbH
	317,000	4.350	09/29/26	311,677
Chobani Holdco II LLC (a)(b)(g) (PIK 8.750%, Cash 9.500%)
	440,000	9.500	10/01/29	453,996

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Food & Drug Retailing – (continued)
H-Food Holdings LLC/Hearthside Finance Co., Inc. (a)(b)
	$2,820,000	8.500%		06/01/26	$208,201
Kraft Heinz Foods Co. (a)
	2,303,000	5.000		07/15/35	2,275,663
	2,592,000	4.375		06/01/46	2,172,200
Performance Food Group, Inc. (a)(b)
	1,150,000	5.500		10/15/27	1,141,329
Post Holdings, Inc. (a)(b)
	5,984,000	4.625		04/15/30	5,595,519
	3,766,000	6.375		03/01/33	3,729,168
U.S. Foods, Inc. (a)(b)
	2,690,000	4.750		02/15/29	2,592,299
	1,020,000	4.625		06/01/30	967,990
United Natural Foods, Inc. (a)(b)
	2,295,000	6.750		10/15/28	2,216,006

					26,696,840

Forest Products & Paper(a)(b) – 0.0%
Inversiones CMPC SA
	200,000	6.125		06/23/33	204,120
	310,000	6.125		02/26/34	315,890

					520,010

Hand/Machine Tools(a) – 0.1%
Regal Rexnord Corp.
	2,020,000	6.300		02/15/30	2,089,306

Healthcare Providers & Services(a) – 1.4%
CAB SELAS
EUR	1,175,000	3.375	(b)	02/01/28	1,185,277
	1,307,000	3.375		02/01/28	1,318,432
Catalent Pharma Solutions, Inc. (b)
	$1,005,000	3.125		02/15/29	977,182
	603,000	3.500		04/01/30	584,578
DaVita, Inc. (b)
	7,070,000	3.750		02/15/31	6,152,243
Encompass Health Corp.
	1,200,000	4.500		02/01/28	1,166,940
Laboratoire Eimer Selas
EUR	702,000	5.000		02/01/29	658,567
LifePoint Health, Inc. (b)
	$4,595,000	5.375		01/15/29	4,202,265
Medline Borrower LP (b)
	3,270,000	3.875		04/01/29	3,060,884
	4,574,000	5.250		10/01/29	4,432,847
Molina Healthcare, Inc. (b)
	1,893,000	3.875		05/15/32	1,679,034
Prime Healthcare Services, Inc. (b)
	1,600,000	9.375		09/01/29	1,627,200
Select Medical Corp. (b)
	1,700,000	6.250		08/15/26	1,704,250
Tenet Healthcare Corp.
	2,000,000	6.250		02/01/27	2,001,140
	3,289,000	6.125		06/15/30	3,299,689

					34,050,528

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Home Builders – 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (a)(b)
$1,642,000	4.875%	02/15/30	$1,528,817
Installed Building Products, Inc. (a)(b)
800,000	5.750	02/01/28	794,656
KB Home (a)
1,805,000	7.250	07/15/30	1,869,240
PulteGroup, Inc.
3,000,000	7.875	06/15/32	3,491,250
Taylor Morrison Communities, Inc. (a)(b)
1,301,000	5.125	08/01/30	1,260,604

			8,944,567

Home Furnishings(a)(b) – 0.1%
Tempur Sealy International, Inc.
1,515,000	3.875	10/15/31	1,319,004

Household Products(a) – 0.1%
Central Garden & Pet Co.
1,380,000	4.125	10/15/30	1,251,674
Kronos Acquisition Holdings, Inc. (b)
1,280,000	8.250	06/30/31	1,266,496
Spectrum Brands, Inc. (b)
462,000	3.875	03/15/31	406,195

			2,924,365

Housewares(a) – 0.2%
Newell Brands, Inc.
495,000	6.375	05/15/30	497,678
760,000	6.625	05/15/32	762,743
1,380,000	7.000	04/01/46	1,279,191
Scotts Miracle-Gro Co.
3,702,000	4.000	04/01/31	3,310,847

			5,850,459

Insurance – 1.4%
Acrisure LLC/Acrisure Finance, Inc. (a)(b)
935,000	8.250	02/01/29	950,437
2,230,000	4.250	02/15/29	2,098,006
2,490,000	6.000	08/01/29	2,353,772
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (a)(b)
1,666,000	6.750	10/15/27	1,659,786
5,500,000	6.750	04/15/28	5,531,900
American International Group, Inc. (a)
2,250,000	3.400	06/30/30	2,084,153
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves (a)(b)
3,275,000	7.875	11/01/29	3,271,594
Ardonagh Group Finance Ltd. (a)(b)
4,416,000	8.875	02/15/32	4,521,277
BroadStreet Partners, Inc. (a)(b)
4,594,000	5.875	04/15/29	4,378,817
Fidelity & Guaranty Life Holdings, Inc. (a)(b)
900,000	5.500	05/01/25	898,974

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Insurance – (continued)
HUB International Ltd. (a)(b)
	$1,530,000	7.375%		01/31/32	$1,561,181
Markel Group, Inc. (a)(c) (5 yr. CMT + 5.662%)
	1,500,000	6.000		06/01/25	1,495,875
Prudential Financial, Inc. (a)(c) (5 yr. CMT + 3.234%)
	2,500,000	6.000		09/01/52	2,536,825
Sagicor Financial Co. Ltd. (a)(b)
	790,000	5.300		05/13/28	767,288
Transatlantic Holdings, Inc.
	75,000	8.000		11/30/39	94,031
USI, Inc. (a)(b)
	1,170,000	7.500		01/15/32	1,194,125

					35,398,041

Internet(a) – 1.1%
ANGI Group LLC (b)
	2,604,000	3.875		08/15/28	2,358,365
Booking Holdings, Inc.
	2,850,000	4.625		04/13/30	2,840,168
Expedia Group, Inc.
	3,425,000	3.250		02/15/30	3,166,687
Getty Images, Inc. (b)
	1,267,000	9.750		03/01/27	1,262,768
GrubHub Holdings, Inc. (b)
	3,400,000	5.500		07/01/27	3,166,522
ION Trading Technologies SARL (b)
	1,868,000	5.750		05/15/28	1,687,682
	1,980,000	9.500		05/30/29	2,014,650
Match Group Holdings II LLC (b)
	1,205,000	5.625		02/15/29	1,188,178
	918,000	3.625		10/01/31	804,076
Meituan
	480,000	3.050		10/28/30	424,950
Prosus NV
	600,000	3.257		01/19/27	573,000
Uber Technologies, Inc. (b)
	1,800,000	6.250		01/15/28	1,817,820
	4,090,000	4.500		08/15/29	3,980,715
United Group BV
EUR	1,225,000	4.625	(b)	08/15/28	1,306,117
(3 mo. EUR EURIBOR + 4.250%)
	1,125,000	7.792	(c)	02/15/31	1,220,659

					27,812,357

Investment Companies(a) – 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	$4,999,000	4.375		02/01/29	4,170,466

Iron/Steel(a) – 0.2%
CAP SA (b)
	200,000	3.900		04/27/31	161,750
Cleveland-Cliffs, Inc.
	2,250,000	5.875		06/01/27	2,246,895
	1,280,000	6.875	(b)	11/01/29	1,284,442
	1,620,000	4.875	(b)	03/01/31	1,494,142

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) October 31, 2024

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Iron/Steel(a) – (continued)
Metinvest BV
	$200,000	8.500%		04/23/26	$153,000
Samarco Mineracao SA (g) (PIK 9.049%, Cash 9.000%)
	215,354	9.000		06/30/31	203,688

					5,543,917

Leisure Time(a)(b) – 0.5%
Acushnet Co.
	325,000	7.375		10/15/28	339,739
Carnival Corp.
	750,000	7.000		08/15/29	784,163
MajorDrive Holdings IV LLC
	3,925,000	6.375		06/01/29	3,764,114
Royal Caribbean Cruises Ltd.
	2,525,000	5.625		09/30/31	2,516,794
	4,296,000	6.250		03/15/32	4,377,108
TUI Cruises GmbH
EUR	994,938	6.500		05/15/26	1,097,211

					12,879,129

Lodging – 0.5%
Champion Path Holdings Ltd. (a)
	$200,000	4.850		01/27/28	187,562
Genting New York LLC/GENNY Capital, Inc. (a)(b)
	4,425,000	7.250		10/01/29	4,484,826
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. (a)(b)
	3,795,000	5.000		06/01/29	3,556,484
Las Vegas Sands Corp. (a)
	260,000	3.900		08/08/29	242,882
Melco Resorts Finance Ltd. (a)
	630,000	5.625		07/17/27	610,903
	1,360,000	7.625	(b)	04/17/32	1,377,204
MGM Resorts International (a)
	1,832,000	4.750		10/15/28	1,769,932
Sands China Ltd. (a)
	230,000	5.400		08/08/28	228,954
Travel & Leisure Co. (a)(b)
	598,000	6.625		07/31/26	602,640
Wynn Macau Ltd. (b)(e)
	510,000	4.500		03/07/29	520,970

					13,582,357

Machinery - Construction & Mining(a)(b) – 0.2%
BWX Technologies, Inc.
	1,023,000	4.125		06/30/28	975,973
Terex Corp.
	1,060,000	6.250		10/15/32	1,054,912
Vertiv Group Corp.
	2,956,000	4.125		11/15/28	2,815,708

					4,846,593

Machinery-Diversified(a)(b) – 0.4%
Chart Industries, Inc.
	1,735,000	7.500		01/01/30	1,802,665

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Machinery-Diversified(a)(b) – (continued)
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
	$3,060,000	9.000%		02/15/29	$3,140,600
TK Elevator Holdco GmbH
	4,509,000	7.625		07/15/28	4,530,553

					9,473,818

Media(a) – 2.4%
Altice Financing SA (b)
	1,848,000	5.000		01/15/28	1,563,371
EUR	2,975,000	4.250		08/15/29	2,675,247
AMC Networks, Inc. (b)
	$1,020,000	10.250		01/15/29	1,050,090
CCO Holdings LLC/CCO Holdings Capital Corp. (b)
	4,980,000	4.750		03/01/30	4,531,651
	6,135,000	4.250		02/01/31	5,324,076
	4,800,000	4.750		02/01/32	4,154,448
Charter Communications Operating LLC/Charter Communications Operating Capital
	12,000,000	6.384		10/23/35	11,996,880
Cumulus Media New Holdings, Inc. (b)
	2,300,000	8.000		07/01/29	935,985
Diamond Sports Group LLC/Diamond Sports Finance Co. (b)(h)
	3,345,000	6.625		08/15/27	21,207
Directv Financing LLC/Directv Financing Co-Obligor, Inc. (b)
	5,980,000	5.875		08/15/27	5,758,740
DISH DBS Corp. (b)
	1,720,000	5.250		12/01/26	1,592,015
iHeartCommunications, Inc.
	4,605,000	8.375		05/01/27	2,424,026
	550,000	4.750	(b)	01/15/28	337,056
News Corp. (b)
	2,470,000	3.875		05/15/29	2,299,965
Nexstar Media, Inc. (b)
	1,500,000	5.625		07/15/27	1,474,200
Sinclair Television Group, Inc. (b)
	1,210,000	5.125		02/15/27	1,070,838
Sirius XM Radio, Inc. (b)
	820,000	3.125		09/01/26	787,282
	5,020,000	4.000		07/15/28	4,694,754
	2,260,000	3.875		09/01/31	1,944,165
TEGNA, Inc.
	2,300,000	4.625		03/15/28	2,168,693
Ziggo Bond Co. BV (b)
EUR	675,000	3.375		02/28/30	656,300
	$500,000	5.125		02/28/30	452,545
Ziggo BV (b)
	1,628,000	4.875		01/15/30	1,509,140

					59,422,674

Mining – 0.6%
Constellium SE (a)(b)
	2,585,000	3.750		04/15/29	2,340,123
Endeavour Mining PLC (a)
	200,000	5.000	(b)	10/14/26	192,812
	400,000	5.000		10/14/26	385,624

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Mining – (continued)
First Quantum Minerals Ltd. (a)(b)
$550,000	6.875%		10/15/27	$543,614
250,000	8.625		06/01/31	251,875
Freeport-McMoRan, Inc. (a)
2,000,000	5.400		11/14/34	2,000,840
Glencore Finance Canada Ltd. (b)
3,000,000	5.550		10/25/42	2,895,660
Glencore Funding LLC (a)(b)
2,975,000	2.850		04/27/31	2,594,587
Navoi Mining & Metallurgical Combinat (b)
200,000	6.700		10/17/28	200,400
200,000	6.950		10/17/31	200,400
Novelis Corp. (a)(b)
2,400,000	4.750		01/30/30	2,247,480
Vedanta Resources Ltd. (a)
244,400	13.875		12/09/28	249,288

				14,102,703

Miscellaneous Manufacturing(a) – 0.1%
Hillenbrand, Inc.
1,135,000	6.250		02/15/29	1,139,699
1,349,000	3.750		03/01/31	1,180,429

				2,320,128

Multi-National(a) – 0.0%
African Export-Import Bank
670,000	3.994		09/21/29	622,470

Office & Business Equipment(a)(b) – 0.0%
Xerox Holdings Corp.
353,000	5.000		08/15/25	347,860

Oil Field Services – 3.1%
Adnoc Murban Rsc Ltd. (a)(b)
420,000	5.125		09/11/54	390,600
Aethon United BR LP/Aethon United Finance Corp. (a)(b)
968,000	7.500		10/01/29	974,340
Archrock Partners LP/Archrock Partners Finance Corp. (a)(b)
1,750,000	6.625		09/01/32	1,757,595
California Resources Corp. (a)(b)
824,000	7.125		02/01/26	826,802
Chesapeake Energy Corp.
2,000,000	5.500		09/15/26	40,000
Civitas Resources, Inc. (a)(b)
1,320,000	8.375		07/01/28	1,364,840
CNX Resources Corp. (a)(b)
1,025,000	7.250		03/01/32	1,055,699
Continental Resources, Inc. (a)(b)
1,306,000	5.750		01/15/31	1,306,457
Crescent Energy Finance LLC (a)(b)
3,865,000	7.375		01/15/33	3,748,006
DNO ASA (a)
590,000	7.875	(b)	09/09/26	590,295
330,000	9.250		06/04/29	339,570
Ecopetrol SA (a)
220,000	8.625		01/19/29	232,562

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
$120,000	6.875%		04/29/30	$116,844
470,000	4.625		11/02/31	387,280
560,000	8.875		01/13/33	572,432
650,000	5.875		11/02/51	441,220
EQT Corp. (a)(b)
1,915,000	3.625		05/15/31	1,713,638
Expand Energy Corp. (a)
1,445,000	4.750		02/01/32	1,357,563
Geopark Ltd. (a)(b)
400,000	5.500		01/17/27	376,876
Guara Norte SARL
786,743	5.198		06/15/34	743,983
Hunt Oil Co. of Peru LLC Sucursal Del Peru (a)(b)
1,110,000	8.550		09/18/33	1,212,675
KazMunayGas National Co. JSC (a)
970,000	3.500		04/14/33	814,800
Kodiak Gas Services LLC (a)(b)
3,825,000	7.250		02/15/29	3,935,275
Kosmos Energy Ltd. (a)(b)
910,000	8.750		10/01/31	888,388
Lukoil Securities BV
250,000	3.875		05/06/30	180,000
Matador Resources Co. (a)(b)
2,795,000	6.875		04/15/28	2,843,381
1,395,000	6.500		04/15/32	1,382,166
1,980,000	6.250		04/15/33	1,938,816
MEG Energy Corp. (a)(b)
1,250,000	5.875		02/01/29	1,222,838
Murphy Oil Corp. (a)
1,448,000	6.000		10/01/32	1,393,917
Nabors Industries, Inc. (a)(b)
1,848,000	7.375		05/15/27	1,851,031
Noble Finance II LLC (a)(b)
3,820,000	8.000		04/15/30	3,872,754
Occidental Petroleum Corp. (a)
2,550,000	6.625		09/01/30	2,679,515
Permian Resources Operating LLC (a)(b)
1,083,000	5.875		07/01/29	1,068,347
1,020,000	7.000		01/15/32	1,040,879
1,230,000	6.250		02/01/33	1,221,181
Petroleos Mexicanos
96,000	6.490	(a)	01/23/27	94,645
428,000	6.500		03/13/27	418,965
SEPLAT Energy PLC (a)
630,000	7.750	(b)	04/01/26	629,016
820,000	7.750		04/01/26	818,719
ShaMaran Petroleum Corp. (a)(b)
280,628	12.000		07/30/27	281,593
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. (a)(b)
4,082,000	7.875		11/01/28	4,238,912
SM Energy Co. (a)(b)
975,000	6.750		08/01/29	969,287
1,560,000	7.000		08/01/32	1,549,564
Sunoco LP (a)(b)
1,335,000	7.000		05/01/29	1,378,668

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) October 31, 2024

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
	$1,020,000	7.250%		05/01/32	$1,062,667
Sunoco LP/Sunoco Finance Corp. (a)
	6,970,000	4.500		05/15/29	6,624,985
TechnipFMC PLC (a)(b)
	3,635,000	6.500		02/01/26	3,638,889
Tengizchevroil Finance Co. International Ltd. (a)
	830,000	2.625		08/15/25	806,760
	200,000	3.250		08/15/30	169,750
Transocean Poseidon Ltd. (a)(b)
	624,600	6.875		02/01/27	625,474
Transocean Titan Financing Ltd. (a)(b)
	815,000	8.375		02/01/28	839,768
Transocean, Inc. (a)(b)
	1,305,000	8.250		05/15/29	1,311,368
	306,000	8.750		02/15/30	316,814
	1,315,000	8.500		05/15/31	1,324,718
Tullow Oil PLC (a)
	240,000	7.000		03/01/25	229,075
	223,000	10.250		05/15/26	204,881
USA Compression Partners LP/USA Compression Finance Corp. (a)(b)
	2,305,000	7.125		03/15/29	2,348,057
Wildfire Intermediate Holdings LLC (a)(b)
	965,000	7.500		10/15/29	934,728
YPF SA (a)(b)
	180,000	9.500		01/17/31	188,910

					76,888,778

Packaging – 0.9%
ARD Finance SA (a)(g)
(PIK 5.750%, Cash 5.000%)
EUR	2,648,270	5.000		06/30/27	563,197
(PIK 7.250%, Cash 6.500%)
	$2,030,000	6.500	(b)	06/30/27	444,184
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (a)
	523,000	6.000	(b)	06/15/27	521,698
EUR	2,531,000	3.000		09/01/29	2,389,962
	$1,463,000	4.000	(b)	09/01/29	1,283,695
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (a)(b)
	3,295,000	5.250		08/15/27	1,976,967
Ball Corp. (a)
	3,895,000	6.000		06/15/29	3,956,112
Berry Global, Inc. (a)(b)
	458,000	4.500		02/15/26	451,831
	2,000,000	5.625		07/15/27	1,996,820
LABL, Inc. (a)(b)
	3,015,000	8.625		10/01/31	2,906,008
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC (a)(b)
	1,410,000	4.000		10/15/27	1,347,128
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA (a)(b)
	290,000	3.750		08/02/28	263,279

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Packaging – (continued)
Sealed Air Corp. (b)
	$1,843,000	6.875%		07/15/33	$1,952,345
Trivium Packaging Finance BV (a)(b)
	1,075,000	5.500		08/15/26	1,065,336

					21,118,562

Pharmaceuticals(a) – 0.8%
AdaptHealth LLC (b)
	1,445,000	6.125		08/01/28	1,425,016
	670,000	4.625		08/01/29	608,782
	1,020,000	5.125		03/01/30	935,330
Cigna Group
	6,662,000	2.400		03/15/30	5,869,222
CVS Health Corp.
	6,765,000	3.750		04/01/30	6,275,214
Organon & Co./Organon Foreign Debt Co-Issuer BV (b)
	700,000	4.125		04/30/28	663,201
	1,950,000	5.125		04/30/31	1,778,010
Prestige Brands, Inc. (b)
	1,855,000	3.750		04/01/31	1,659,372
Teva Pharmaceutical Finance Netherlands II BV
EUR	210,000	3.750		05/09/27	226,963
	310,000	7.375		09/15/29	379,676

					19,820,786

Pipelines – 4.0%
Acu Petroleo Luxembourg SARL (a)
	$472,397	7.500		07/13/35	474,050
Antero Midstream Partners LP/Antero Midstream Finance Corp. (a)(b)
	2,440,000	6.625		02/01/32	2,467,011
Blue Racer Midstream LLC/Blue Racer Finance Corp. (a)(b)
	705,000	7.000		07/15/29	722,223
	710,000	7.250		07/15/32	733,004
Buckeye Partners LP (a)
	929,000	4.125		12/01/27	888,737
	1,217,000	4.500	(b)	03/01/28	1,158,268
	2,340,000	6.875	(b)	07/01/29	2,377,159
CNX Midstream Partners LP (a)(b)
	2,387,000	4.750		04/15/30	2,221,748
CQP Holdco LP/BIP-V Chinook Holdco LLC (a)(b)
	4,130,000	5.500		06/15/31	3,928,621
DCP Midstream Operating LP (b)
	4,000,000	6.750		09/15/37	4,232,240
Delek Logistics Partners LP/Delek Logistics Finance Corp. (a)(b)
	1,465,000	8.625		03/15/29	1,501,230
DT Midstream, Inc. (a)(b)
	4,130,000	4.375		06/15/31	3,800,426
Energy Transfer LP
	2,985,000	6.625		10/15/36	3,213,711
Enterprise Products Operating LLC (a)(c) (-1X 3 mo. USD Term SOFR + 3.039%)
	1,000,000	8.055		06/01/67	996,280
EQM Midstream Partners LP (a)(b)
	2,305,000	7.500		06/01/27	2,362,625

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – (continued)
Galaxy Pipeline Assets Bidco Ltd.
$920,000	3.250%	09/30/40	$712,715
Genesis Energy LP/Genesis Energy Finance Corp. (a)
2,010,000	7.750	02/01/28	2,029,618
2,815,000	7.875	05/15/32	2,812,410
Global Partners LP/GLP Finance Corp. (a)
3,922,000	6.875	01/15/29	3,914,587
GNL Quintero SA
158,868	4.634	07/31/29	156,795
Howard Midstream Energy Partners LLC (a)(b)
1,615,000	8.875	07/15/28	1,704,100
1,455,000	7.375	07/15/32	1,483,576
Kinder Morgan Energy Partners LP
7,000,000	7.300	08/15/33	7,909,580
Kinetik Holdings LP (a)(b)
3,490,000	5.875	06/15/30	3,459,218
MPLX LP (a)
5,925,000	2.650	08/15/30	5,212,874
NuStar Logistics LP (a)
2,569,000	6.375	10/01/30	2,599,725
Oleoducto Central SA (a)
490,000	4.000	07/14/27	465,059
Prairie Acquiror LP (a)(b)
3,475,000	9.000	08/01/29	3,522,538
Summit Midstream Holdings LLC (a)(b)
4,395,000	8.625	10/31/29	4,540,606
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (a)(b)
1,870,000	7.375	02/15/29	1,875,049
525,000	6.000	12/31/30	492,749
4,485,000	6.000	09/01/31	4,161,049
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (a)
1,910,000	4.875	02/01/31	1,855,928
Venture Global Calcasieu Pass LLC (a)(b)
3,243,000	4.125	08/15/31	2,952,427
Venture Global LNG, Inc. (a)(b)
4,010,000	8.125	06/01/28	4,161,217
2,480,000	9.500	02/01/29	2,741,987
1,380,000	7.000	01/15/30	1,388,280
Williams Cos., Inc.
7,000,000	7.500	01/15/31	7,787,640

			99,017,060

Real Estate(a) – 0.2%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. (b)
3,715,000	5.750	01/15/29	3,051,761
Howard Hughes Corp. (b)
734,000	4.125	02/01/29	676,807
Modernland Overseas Pte. Ltd. (g)
9,300	5.000	04/30/27	930
(PIK 2.000%, Cash 3.000%)
320,000	3.000	04/30/27	106,345
Redsun Properties Group Ltd. (h)
230,000	7.300	01/13/25	2,300

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Real Estate(a) – (continued)
Yuzhou Group Holdings Co. Ltd. (c)(h) (-1X 5 yr. CMT + 8.527%)
$380,000	5.375%	03/29/25	$7,600

			3,845,743

Real Estate Investment Trust(a) – 1.2%
American Tower Corp.
2,125,000	3.950	03/15/29	2,043,527
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (b)
525,000	5.750	05/15/26	520,910
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 (b)
1,630,000	4.375	07/22/31	1,362,069
Crown Castle, Inc.
300,000	4.150	07/01/50	237,429
Iron Mountain Information Management Services, Inc. (b)
9,503,000	5.000	07/15/32	8,961,614
MPT Operating Partnership LP/MPT Finance Corp.
3,000,000	5.000	10/15/27	2,648,400
2,680,000	3.500	03/15/31	1,896,502
SBA Communications Corp.
2,637,000	3.875	02/15/27	2,552,405
Starwood Property Trust, Inc.
2,700,000	4.750	03/15/25	2,690,577
Trust Fibra Uno
510,000	4.869	01/15/30	457,929
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC (b)
2,140,000	4.750	04/15/28	1,967,409
VICI Properties LP
2,480,000	4.750	02/15/28	2,456,961
VICI Properties LP/VICI Note Co., Inc. (b)
1,526,000	3.500	02/15/25	1,516,188

			29,311,920

Retailing(a) – 1.3%
Arko Corp. (b)
1,770,000	5.125	11/15/29	1,631,692
Asbury Automotive Group, Inc. (b)
1,462,000	4.625	11/15/29	1,369,031
809,000	5.000	02/15/32	744,604
AutoNation, Inc.
961,000	4.750	06/01/30	936,619
Beacon Roofing Supply, Inc. (b)
2,560,000	4.125	05/15/29	2,378,086
Cougar JV Subsidiary LLC (b)
3,392,000	8.000	05/15/32	3,544,844
Foundation Building Materials, Inc. (b)
2,540,000	6.000	03/01/29	2,249,703
Group 1 Automotive, Inc. (b)
500,000	6.375	01/15/30	502,005
GYP Holdings III Corp. (b)
1,852,000	4.625	05/01/29	1,750,899
InRetail Consumer
400,000	3.250	03/22/28	370,500

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) October 31, 2024

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Retailing(a) – (continued)
LCM Investments Holdings II LLC (b)
	$3,020,000	4.875%	05/01/29	$2,852,964
	1,205,000	8.250	08/01/31	1,260,057
Lowe’s Cos., Inc.
	2,062,000	3.750	04/01/32	1,907,412
	4,400,000	5.000	04/15/33	4,394,104
Penske Automotive Group, Inc.
	2,179,000	3.750	06/15/29	1,989,972
Suburban Propane Partners LP/Suburban Energy Finance Corp. (b)
	2,245,000	5.000	06/01/31	2,060,888
Vivo Energy Investments BV
	290,000	5.125	09/24/27	282,570
Yum! Brands, Inc. (b)
	3,064,000	4.750	01/15/30	2,963,409

				33,189,359

Semiconductors(a) – 0.3%
Broadcom, Inc. (b)
	2,069,000	3.469	04/15/34	1,805,803
	1,856,000	3.137	11/15/35	1,523,405
	3,319,000	3.187	11/15/36	2,690,282
NXP BV/NXP Funding LLC/NXP USA, Inc.
	982,000	3.400	05/01/30	905,237
Qorvo, Inc.
	750,000	4.375	10/15/29	707,167

				7,631,894

Software(a) – 1.4%
AthenaHealth Group, Inc. (b)
	4,765,000	6.500	02/15/30	4,505,117
Castle U.S. Holding Corp. (b)
	4,104,000	9.500	02/15/28	1,915,173
Clarivate Science Holdings Corp. (b)
	3,509,000	3.875	07/01/28	3,313,443
	2,401,000	4.875	07/01/29	2,269,425
Cloud Software Group, Inc. (b)
	1,650,000	8.250	06/30/32	1,695,920
Elastic NV (b)
	1,835,000	4.125	07/15/29	1,698,604
Open Text Corp. (b)
	6,945,000	3.875	12/01/29	6,340,507
Oracle Corp.
	2,015,000	4.900	02/06/33	1,988,241
	1,405,000	3.600	04/01/50	1,012,527
ROBLOX Corp. (b)
	1,975,000	3.875	05/01/30	1,788,046
SS&C Technologies, Inc. (b)
	850,000	5.500	09/30/27	846,541
	3,680,000	6.500	06/01/32	3,742,744
TeamSystem SpA (b)
EUR	3,100,000	3.500	02/15/28	3,263,243
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (b)
	$1,450,000	3.875	02/01/29	1,321,414

				35,700,945

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Sovereign(a)(c) – 0.2%
CoBank ACB (3 mo. USD Term SOFR + 4.660%)
$5,350,000	6.250%		10/01/26	$5,329,113

Telecommunication Services – 1.1%
Altice France SA (a)(b)
4,695,000	5.500		10/15/29	3,545,476
AT&T, Inc. (a)
2,900,000	2.750		06/01/31	2,547,679
3,475,000	2.250		02/01/32	2,891,478
Axian Telecom (a)
250,000	7.375	(b)	02/16/27	251,172
200,000	7.375		02/16/27	200,938
CAS Capital No. 1 Ltd. (a)(c) (5 yr. CMT + 3.642%)
204,000	4.000		07/12/26	195,648
Hughes Satellite Systems Corp.
1,190,000	6.625		08/01/26	1,019,199
Level 3 Financing, Inc. (a)(b)
1,506,000	10.500		05/15/30	1,649,808
MTN Mauritius Investments Ltd.
420,000	6.500		10/13/26	423,469
Nokia of America Corp.
3,000,000	6.450		03/15/29	3,015,060
Optics Bidco SpA (a)(b)
1,348,000	7.200		07/18/36	1,386,418
674,000	7.721		06/04/38	715,903
SoftBank Group Corp. (a)
260,000	5.125		09/19/27	257,338
Sprint Capital Corp.
1,150,000	8.750		03/15/32	1,390,384
Telecom Italia Capital SA
452,000	7.200		07/18/36	459,128
326,000	7.721		06/04/38	339,017
Telefonica Celular del Paraguay SA (a)
493,000	5.875		04/15/27	491,151
T-Mobile USA, Inc. (a)
4,381,000	3.875		04/15/30	4,161,643
1,896,000	4.500		04/15/50	1,607,960

				26,548,869

Toys/Games/Hobbies(a)(b) – 0.1%
Mattel, Inc.
2,185,000	3.375		04/01/26	2,133,500

Transportation – 0.3%
Cargo Aircraft Management, Inc. (a)(b)
785,000	4.750		02/01/28	749,094
MV24 Capital BV
268,022	6.748	(b)	06/01/34	260,716
606,991	6.748		06/01/34	590,444
Rand Parent LLC (a)(b)
2,910,000	8.500		02/15/30	2,902,987
RXO, Inc. (a)(b)
1,745,000	7.500		11/15/27	1,811,921
Transnet SOC Ltd. (b)
860,000	8.250		02/06/28	875,856

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Transportation – (continued)
XPO, Inc. (a)(b)
$1,370,000	7.125%	02/01/32	$1,422,019

			8,613,037

Trucking & Leasing(a)(b) – 0.1%
Fortress Transportation & Infrastructure Investors LLC
2,220,000	5.500	05/01/28	2,179,174

TOTAL CORPORATE OBLIGATIONS (Cost $1,185,852,643)			$1,139,969,291

Shares	Description	Value

Common Stocks – 36.0%

Aerospace & Defense – 1.0%
75,597	General Electric Co.	$12,986,053
24,724	L3Harris Technologies, Inc.	6,118,448
10,920	Northrop Grumman Corp.	5,558,498

		24,662,999

Air Freight & Logistics – 0.3%
50,021	United Parcel Service, Inc.
	Class B	6,705,815

Banks – 3.1%
790,127	Banco Bilbao Vizcaya Argentaria SA ADR	7,845,961
359,668	Bank of America Corp.	15,041,316
146,871	Citigroup, Inc.	9,424,712
140,992	JPMorgan Chase & Co.	31,288,945
288,682	Truist Financial Corp.	12,427,760

		76,028,694

Beverages – 0.7%
134,627	Coca-Cola Co.	8,792,489
123,527	Coca-Cola Europacific Partners PLC	9,388,052

		18,180,541

Biotechnology – 0.5%
36,454	Amgen, Inc.	11,671,113

Capital Markets – 1.4%
100,251	Blackstone, Inc.	16,817,105
84,517	KKR & Co., Inc.	11,683,630
45,952	Singapore Exchange Ltd. ADR	5,673,234

		34,173,969

Chemicals – 0.5%
29,791	Linde PLC	13,589,165

Commercial Services & Supplies – 0.3%
40,134	Republic Services, Inc.	7,946,532

Communications Equipment – 0.5%
217,481	Cisco Systems, Inc.	11,911,434

Shares	Description	Value

Common Stocks – (continued)

Communications Equipment – (continued)
35,685	Intelsat SA(h)	$1,046,748

		12,958,182

Construction & Engineering – 0.2%
149,877	Vinci SA ADR	4,180,070

Consumer Finance – 0.5%
41,795	American Express Co.	11,287,994

Consumer Staples Distribution & Retail – 0.9%
244,447	Koninklijke Ahold Delhaize NV ADR	8,056,973
182,108	Walmart, Inc.	14,923,751

		22,980,724

Diversified Telecommunication Services – 0.6%
627,541	AT&T, Inc.	14,144,774

Electric Utilities – 1.2%
151,536	Iberdrola SA ADR	9,008,815
132,004	NextEra Energy, Inc.	10,461,317
161,084	Xcel Energy, Inc.	10,762,022

		30,232,154

Electrical Equipment – 0.9%
39,835	Eaton Corp. PLC	13,208,489
179,023	Schneider Electric SE ADR	9,253,699

		22,462,188

Energy Equipment & Services – 0.1%
63,962	Noble Corp. PLC	2,045,505

Financial Services – 0.4%
32,050	Visa, Inc. Class A	9,289,692

Food Products – 0.7%
70,995	General Mills, Inc.	4,829,080
159,242	Kraft Heinz Co.	5,328,237
82,260	Nestle SA ADR	7,775,215

		17,932,532

Ground Transportation – 0.2%
24,542	Norfolk Southern Corp.	6,146,053

Health Care Equipment & Supplies – 1.0%
103,017	Abbott Laboratories	11,679,037
49,682	Hoya Corp. ADR	6,670,802
54,399	Zimmer Biomet Holdings, Inc.	5,816,341

		24,166,180

Health Care Providers & Services – 0.9%
114,163	CVS Health Corp.	6,445,643
26,462	UnitedHealth Group, Inc.	14,937,799

		21,383,442

Health Care REITs – 0.3%
278,299	Healthpeak Properties, Inc.	6,247,813

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) October 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – 0.6%
54,066	McDonald’s Corp.	$15,793,219

Household Products – 0.4%
60,093	Procter & Gamble Co.	9,926,162

Industrial Conglomerates – 0.5%
57,251	Honeywell International, Inc.	11,775,386

Insurance – 1.7%
60,234	Allstate Corp.	11,234,846
41,479	Marsh & McLennan Cos., Inc.	9,052,377
51,916	Progressive Corp.	12,606,762
308,208	Zurich Insurance Group AG ADR	9,104,464

		41,998,449

Interactive Media & Services – 1.0%
152,179	Alphabet, Inc. Class A	26,039,349

IT Services – 0.2%
18,092	Accenture PLC Class A	6,238,483

Life Sciences Tools & Services – 0.4%
41,055	Danaher Corp.	10,085,571

Machinery – 0.6%
22,699	Caterpillar, Inc.	8,539,364
24,030	Illinois Tool Works, Inc.	6,274,954

		14,814,318

Media – 0.6%
194,738	Bright Pattern Holdco(d)(h)	195
635,140	iHeartMedia, Inc. Class A(h)	1,257,577
108,014	New York Times Co. Class A	6,031,502
79,319	Omnicom Group, Inc.	8,011,219

		15,300,493

Metals & Mining – 1.0%
232,050	Freeport-McMoRan, Inc.	10,446,891
227,045	Rio Tinto PLC ADR	14,732,950

		25,179,841

Multi-Utilities – 1.9%
118,902	Ameren Corp.	10,357,553
165,340	CMS Energy Corp.	11,509,318
160,921	Dominion Energy, Inc.	9,579,627
147,031	National Grid PLC ADR	9,349,701
88,996	Sempra	7,419,597

		48,215,796

Oil, Gas & Consumable Fuels – 2.4%
172,464	BP PLC ADR	5,063,543
110,340	ConocoPhillips	12,086,643
59,828	EOG Resources, Inc.	7,296,623
2,490	Expand Energy Corp.	210,953
153,314	Exxon Mobil Corp.	17,904,009
235,803	Shell PLC ADR	15,928,493

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
44,333	Summit Midstream Corp.(h)	$1,548,108

		60,038,372

Personal Products – 0.8%
409,276	Kenvue, Inc.	9,384,699
153,787	Unilever PLC ADR	9,367,166

		18,751,865

Pharmaceuticals – 2.0%
130,929	AstraZeneca PLC ADR	9,315,598
6,393	Eli Lilly & Co.	5,304,528
99,061	Johnson & Johnson	15,835,891
115,641	Merck & Co., Inc.	11,832,387
207,328	Roche Holding AG ADR	8,046,400

		50,334,804

Real Estate Management & Development(b) – 0.0%
122,732	Sunac Services Holdings Ltd.	30,423

Residential REITs – 0.3%
34,970	AvalonBay Communities, Inc.	7,749,702

Retail REITs – 0.2%
79,965	Regency Centers Corp.	5,712,700

Semiconductors & Semiconductor Equipment – 1.5%
6,261	ASML Holding NV	4,210,836
7,452	KLA Corp.	4,964,746
120,821	Marvell Technology, Inc.	9,678,970
59,575	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11,351,420
31,612	Texas Instruments, Inc.	6,422,294

		36,628,266

Software – 1.4%
22,586	Microsoft Corp.	9,177,821
84,554	Oracle Corp.	14,191,544
41,855	Salesforce, Inc.	12,195,291

		35,564,656

Specialized REITs – 0.8%
34,499	American Tower Corp.	7,366,917
63,567	Digital Realty Trust, Inc.	11,329,546

		18,696,463

Specialty Retail – 0.6%
53,688	Lowe’s Cos., Inc.	14,057,129

Textiles, Apparel & Luxury Goods – 0.3%
87,454	NIKE, Inc. Class B	6,745,327

Trading Companies & Distributors – 0.4%
127,163	Fastenal Co.	9,941,603

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Shares	Description	Value

Common Stocks – (continued)

Water Utilities – 0.2%
41,082	American Water Works Co., Inc.	$5,673,835

TOTAL COMMON STOCKS (Cost $659,462,454)		$893,708,343

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – 4.3%

Aerospace & Defense(c) – 0.1%
Bleriot U.S. Bidco, Inc.(3 mo. USD Term SOFR + 3.250%)
$1,271,813	7.854%	10/31/30	$1,274,305

Auto Parts & Equipment(c) – 0.4%
First Brands Group LLC
(3 mo. USD Term SOFR + 8.500%)
2,900,000	13.964	03/30/28	2,682,500
(3 mo. USD Term SOFR + 5.000%)
3,929,890	9.847	03/30/27	$3,814,035
Garrett LX I SARL(3 mo. USD Term SOFR + 2.750%)
2,716,000	7.335	04/30/28	2,716,000

			9,212,535

Building Materials(c) – 0.3%
Chamberlain Group, Inc.(1 mo. USD Term SOFR + 3.250%)
4,303,312	8.035	11/03/28	4,294,190
Icebox Holdco III, Inc.
(3 mo. USD Term SOFR + 3.500%)
2,171,258	8.615	12/22/28	2,175,470
(3 mo. USD Term SOFR + 6.750%)
625,000	11.615	12/21/29	629,169

			7,098,829

Chemicals(c) – 0.2%
Nouryon Finance BV(3 mo. USD Term SOFR + 3.250%)
4,575,256	8.059	04/03/28	4,596,210

Commercial Services(c) – 0.4%
Albion Financing 3 SARL(3 mo. USD Term SOFR + 4.250%)
2,955,094	9.096	08/16/29	2,958,788
Anticimex International AB
(3 mo. USD Term SOFR + 3.150%)
1,948,139	8.480	11/16/28	1,948,295
(3 mo. USD Term SOFR + 3.400%)
2,906,372	8.730	11/16/28	2,911,836
TruGreen LP(3 mo. USD Term SOFR + 8.500%)
1,750,000	13.347	11/02/28	1,557,500

			9,376,419

Computers(c) – 0.1%
Virtusa Corp.(1 mo. USD Term SOFR + 3.250%)
1,869,623	7.935	02/15/29	1,868,221

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)

Diversified Financial Services(c) – 0.0%
Fiserv Investment Solutions, Inc.(3 mo. USD Term SOFR + 4.000%)
$622,375	9.128%	02/18/27	$593,721

Electronics(d)(j) – 0.1%
LSF12 Crown U.S. Commercial Bidco LLC
3,250,000	0.000	10/10/31	3,241,875

Engineering & Construction – 0.4%
AAL Delaware Holdco, Inc.(c)(1 mo. USD Term SOFR + 3.500%)
4,550,000	8.185	07/30/31	4,568,973
Brown Group Holding LLC (c)
(1 mo. USD Term SOFR + 2.750%)
964,963	7.468	07/01/31	963,883
(1 mo. USD Term SOFR + 2.750%)–(3 mo. USD Term SOFR + 2.750%)
1,182,038	7.335–7.807	07/01/31	1,180,264
Construction Partners, Inc.(d)(j)
600,000	0.000	10/29/31	600,000
Energize HoldCo LLC(c)(1 mo. USD Term SOFR + 3.750%)
3,384,748	8.550	12/08/28	3,383,902

			10,697,022

Entertainment – 0.2%
Cinemark USA, Inc.(c)(1 mo. USD Term SOFR + 3.250%)–(3 mo. USD Term SOFR + 3.250%)
2,905,897	7.854–7.935	05/24/30	2,912,552
Crown Finance U.S., Inc.(j)
2,625,000	0.000	10/31/31	2,608,594

			5,521,146

Health Care Services(c) – 0.1%
LifePoint Health, Inc.(3 mo. USD Term SOFR + 4.750%)
2,786,915	8.406	05/17/31	2,786,692

Insurance(c) – 0.1%
Asurion LLC(1 mo. USD Term SOFR + 3.250%)
2,657,313	8.050	12/23/26	2,656,463

Internet(c) – 0.2%
Plano HoldCo, Inc.
3,100,000	8.092	10/02/31	3,115,500
Syndigo LLC(1 mo. USD Term SOFR + 4.500%)
2,002,375	9.300	12/15/27	1,997,369

			5,112,869

Leisure Time(c) – 0.1%
Arcis Golf LLC(1 mo. USD Term SOFR + 3.750%)
1,979,665	8.572	11/24/28	1,988,336
LC Ahab U.S. Bidco LLC
950,000	8.185	05/01/31	952,375

			2,940,711

Machinery-Diversified(c) – 0.3%
Clark Equipment Co.(3 mo. USD Term SOFR + 2.000%)
300,196	6.604	04/20/29	299,728

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) October 31, 2024

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)

Machinery-Diversified(c) – (continued)
Engineered Machinery Holdings, Inc.
(3 mo. EUR EURIBOR + 3.750%)
EUR	848,750	7.095%	05/21/28	$924,880
(3 mo. USD Term SOFR + 3.750%)
	$1,819,668	8.615	05/19/28	1,823,962
TK Elevator U.S. Newco, Inc.(6 mo. USD Term SOFR + 3.500%)
	4,583,813	8.588	04/30/30	4,593,852

				7,642,422

Media – 0.1%
Audacy Capital Corp.(c)(1 mo. USD Term SOFR + 6.114%)
	119,349	10.800	08/19/24	119,647
Cumulus Media New Holdings, Inc.(c)(3 mo. USD Term SOFR + 5.000%)
	572,401	9.559	05/02/29	248,995
Diamond Sports Group LLC(Fixed + 5.000%)
	191,849	5.000	12/02/24	201,921
DirecTV Financing LLC(c)(3 mo. USD Term SOFR + 5.000%)
	923,564	9.847	08/02/27	924,543
Entercom Media Corp.
	4,070,000	7.717	11/18/24	1,788,602

				3,283,708

Metal Fabricate & Hardware(c) – 0.1%
Grinding Media, Inc.(3 mo. USD Term SOFR + 4.000%)
	2,594,750	8.898	10/12/28	2,594,750

Packaging(c) – 0.1%
LABL, Inc.(1 mo. USD Term SOFR + 5.000%)
	1,847,750	9.785	10/29/28	1,804,106

Pipelines(c) – 0.4%
AL GCX Holdings LLC(1 mo. USD Term SOFR + 2.750%)
	900,000	7.601	05/17/29	900,747
CQP Holdco LP(3 mo. USD Term SOFR + 2.250%)
	2,955,147	6.854	12/31/30	2,952,635
Epic Y-Grade Services LP(3 mo. USD Term SOFR + 5.750%)
	4,150,000	10.601	06/29/29	4,137,674
NGP XI Midstream Holdings LLC(3 mo. USD Term SOFR + 4.000%)
	2,425,000	8.604	07/25/31	2,423,497

				10,414,553

Software(c) – 0.5%
AppLovin Corp.(1 mo. USD Term SOFR + 3.350%)
	820,054	7.185	08/16/30	820,653
Athenahealth Group, Inc.(1 mo. USD Term SOFR + 3.250%)
	2,352,855	7.935	02/15/29	2,343,538
Drake Software LLC(1 mo. USD Term SOFR + 4.250%)
	4,400,000	8.935	06/26/31	4,312,000
Dun & Bradstreet Corp.(1 mo. USD Term SOFR + 2.750%)
	3,310,217	7.468	01/18/29	3,315,381
iSolved, Inc.(1 mo. USD Term SOFR + 3.500%)
	1,220,067	8.185	10/15/30	1,223,118

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)

Software(c) – (continued)
UKG, Inc.(3 mo. USD Term SOFR + 3.000%)
	$1,216,798	7.617%		02/10/31	$1,217,795

					13,232,485

Telecommunications(c) – 0.1%
Level 3 Financing, Inc.(1 mo. USD Term SOFR + 3.000%)
	1,568,485	11.278		04/15/29	1,601,423

TOTAL BANK LOANS (Cost $109,869,096)					$107,550,465

Sovereign Debt Obligations – 0.4%

United States Dollar – 0.4%
Angola Government International Bonds
	$570,000	9.125%		11/26/49	$475,722
Bahrain Government International Bonds
	540,000	5.625		05/18/34	500,342
Benin Government International Bonds
EUR	350,000	4.875		01/19/32	339,429
Ecuador Government International Bonds
	$57,283	0.000	(b)(k)	07/31/30	31,219
	550,000	5.500	(l)	07/31/35	303,600
Egypt Government International Bonds
	880,000	8.875		05/29/50	713,900
El Salvador Government International Bonds (a)
	720,000	7.125		01/20/50	549,360
Guatemala Government Bonds (a)
	766,000	6.125		06/01/50	700,651
Hungary Government International Bonds
	730,000	3.125		09/21/51	449,278
Ivory Coast Government International Bonds (b)
	450,000	6.375		03/03/28	446,909
Mexico Government International Bonds (a)
	200,000	5.400		02/09/28	200,813
National Bank of Uzbekistan
	200,000	4.850		10/21/25	196,274
Nigeria Government International Bonds
	400,000	7.625		11/28/47	304,252
	320,000	8.250		09/28/51	254,602
Oman Government International Bonds
	280,000	5.625		01/17/28	281,050
	200,000	6.250	(b)	01/25/31	208,313
	980,000	6.500		03/08/47	986,125
Pakistan Government International Bonds
	540,000	8.875		04/08/51	429,300
Panama Government International Bonds
	930,000	4.300		04/29/53	590,550
Paraguay Government International Bonds (a)
	820,000	5.400		03/30/50	725,956
Republic of South Africa Government International Bonds
	710,000	5.000		10/12/46	512,975
Romania Government International Bonds
	1,030,000	4.000		02/14/51	693,319

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)
Turkiye Government International Bonds
$300,000	9.875%		01/15/28	$334,781
260,000	6.125		10/24/28	260,894
Ukraine Government International Bonds (b)(l)
63,457	1.750		02/01/29	37,979
5,777	0.000	(k)	02/01/30	2,764
21,588	0.000	(k)	02/01/34	7,912
42,304	1.750		02/01/34	19,819
18,243	0.000	(k)	02/01/35	8,848
15,203	0.000	(k)	02/01/36	7,335

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $10,045,405)				$10,574,271

Shares	Dividend Rate	Value

Preferred Stocks – 0.3%

Capital Markets – 0.2%
Morgan Stanley
183,597	6.375%	$4,665,200

Diversified Telecommunication Services – 0.0%
Qwest Corp.
43,276	6.500	693,714

Insurance(h) – 0.1%
Delphi Financial Group, Inc. (3 mo. USD Term SOFR + 3.452%)
143,849	8.570	3,488,338

TOTAL PREFERRED STOCKS (Cost $8,780,987)		$8,847,252

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations(a)(c) – 0.0%

Collateralized Mortgage Obligations – 0.0%

Sequential Floating Rate – 0.0%
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1 (1 mo. USD Term SOFR + 0.494%)
$104,488	5.232%	07/25/47	$93,394

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			93,394

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $40,489)			$93,394

Units	Expiration Date	Value

Warrants(h) – 0.0%

Aspect Software, Inc.(d)
194,739	12/31/99	$195

Units	Expiration Date	Value

Warrants(h) – (continued)

Noble Corp. PLC
5,288	02/04/28	$66,840

TOTAL WARRANTS (Cost $13,220)		$67,035

Shares	Description	Value

Exchange Traded Funds – 3.7%

1,805,470	Goldman Sachs Nasdaq-100
	Core Premium Income ETF(m)	$85,452,895
43,398	iShares U.S. Technology ETF	6,539,645

TOTAL EXCHANGE TRADED FUNDS (Cost $92,363,297)		$91,992,540

Shares	Dividend Rate	Value

Investment Companies(m) – 7.1%

Goldman Sachs Financial Square Government Fund — Class R6
19,765,967	4.766%	$19,765,967
Goldman Sachs Financial Square Government Fund — Institutional Shares
121,015,964	4.766	121,015,964
Goldman Sachs MLP Energy Infrastructure Fund — Class R6
950,467	4.890	35,195,778

TOTAL INVESTMENT COMPANIES (Cost $157,623,815)		$175,977,709

TOTAL INVESTMENTS – 97.7% (Cost $2,224,051,406)		$2,428,780,300

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		56,041,605

NET ASSETS – 100.0%		$2,484,821,905

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on October 31, 2024.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(e)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on October 31, 2024.

(f)	Guaranteed by a foreign government until maturity.

(g)	Pay-in-kind securities.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) October 31, 2024

(h)	Security is currently in default and/or non-income producing.

(i)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on October 31, 2024. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(l)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on October 31, 2024.

(m)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At October 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	EUR	16,300,000	USD	17,659,127	12/18/24	$109,107

	USD	18,136,570	EUR	16,300,000	12/18/24	368,337

TOTAL						$477,444

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	26,720,216	EUR	24,633,170	01/16/25	$(166,177)

FUTURES CONTRACTS — At October 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	420	12/19/24	$46,396,875	$(1,377,995)
2 Year U.S. Treasury Notes	87	12/31/24	17,917,242	(125,428)
20 Year U.S. Treasury Bonds	299	12/19/24	35,272,656	(1,988,625)
5 Year U.S. Treasury Notes	454	12/31/24	48,684,406	(1,352,137)
Dow Jones U.S. Real Estate Index	164	12/20/24	6,197,560	(145,460)
Euro Stoxx 50 Index	44	12/20/24	2,313,601	(69,284)
French 10 Year Government Bonds	206	12/06/24	27,933,373	(325,601)
S&P 500 E-Mini Index	195	12/20/24	55,950,375	525,469
TOPIX Index	52	12/12/24	9,221,666	550,678
Ultra 10-Year U.S. Treasury Notes	4	12/19/24	455,000	(18,394)
Ultra Long U.S. Treasury Bonds	599	12/19/24	75,249,375	(4,886,374)

Total				$(9,213,151)

Short position contracts:
10 Year German Euro-Bund	(221)	12/06/24	(31,683,761)	391,094
10 Year U.S. Treasury Notes	(198)	12/19/24	(21,872,812)	584,742
5 Year German Euro-Bobl	(44)	12/06/24	(5,654,776)	48,750

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
5 Year U.S. Treasury Notes	(728)	12/31/24	$(78,066,625)	$1,869,351
Ultra 10-Year U.S. Treasury Notes	(90)	12/19/24	(10,237,500)	405,806
Ultra Long U.S. Treasury Bonds	(94)	12/19/24	(11,808,750)	716,491

Total				$4,016,234

TOTAL FUTURES CONTRACTS				$(5,196,917)

SWAP CONTRACTS — At October 31, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

4.000%(b)	12M SOFR(b)	12/18/25		$4,600	$2,615	$(8,278)	$10,893
3.750(c)	12M SOFR(c)	12/18/26		5,770	13,191	(67,317)	80,508
12M SOFR(c)	3.750%(c)	12/18/27		14,870	(24,851)	270,524	(295,375)
2.500(d)	6M EURO(c)	12/18/27	EUR	170	(943)	(1,342)	399
12M SOFR(c)	3.750(c)	12/18/29		$133,640	(19,084)	3,988,791	(4,007,875)
2.500(d)	6M EURO(c)	12/18/29	EUR	430	(3,568)	(5,069)	1,501
3.750(c)	12M SOFR(c)	12/18/31		$20,850	(769)	(841,996)	841,227
2.500(d)	6M EURO(c)	12/18/31	EUR	220	(2,097)	(2,867)	770
12M SOFR(c)	3.750(c)	12/18/34		$154,110	(201,098)	4,731,595	(4,932,693)
12M SOFR(c)	3.750(c)	12/18/44		360	(2,696)	26,551	(29,247)
12M SOFR(c)	3.500(c)	12/18/54		10,960	(277,897)	496,110	(774,007)

TOTAL					$(517,197)	$8,586,702	$(9,103,899)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to October 31, 2024.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.

WRITTEN OPTIONS CONTRACTS — At October 31, 2024, the Fund had the following written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contract
Calls
STOX Index	UBS AG (London)	$4,972.459	11/19/2024	(4,029)	$(2,003,403,731)	$(142,722)	$(139,638)	$(3,084)

Currency Abbreviations:
EUR	—Euro
USD	—U.S. Dollar

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) October 31, 2024

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
ADR	—American Depositary Receipt
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
EURIBOR	—Euro Interbank Offered Rate
ICE	—Inter-Continental Exchange
LLC	—Limited Liability Company
LP	—Limited Partnership
MLP	—Master Limited Partnership
MTN	—Medium Term Note
PIK	—Payment in kind
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate

Abbreviations:
EURO	—Euro Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments October 31, 2024

Shares	Description	Value

Common Stocks – 97.2%

Banks – 0.9%
2,120	First Citizens BancShares, Inc. Class A	$4,107,182

Biotechnology – 2.4%
29,040	AbbVie, Inc.	5,920,385
16,921	Amgen, Inc.	5,417,427

		11,337,812

Broadline Retail – 0.5%
5,965	Dillard’s, Inc. Class A	2,216,117

Building Products – 2.7%
36,615	A.O. Smith Corp.	2,749,787
24,560	AAON, Inc.	2,805,243
6,490	Lennox International, Inc.	3,910,679
43,870	Masco Corp.	3,505,652

		12,971,361

Capital Markets – 5.1%
81,240	Charles Schwab Corp.	5,754,229
11,052	Evercore, Inc. Class A	2,919,607
8,000	FactSet Research Systems, Inc.	3,632,480
10,710	MarketAxess Holdings, Inc.	3,099,688
10,790	Moody’s Corp.	4,899,092
37,621	T. Rowe Price Group, Inc.	4,133,043

		24,438,139

Chemicals – 0.8%
10,269	Sherwin-Williams Co.	3,684,209

Commercial Services & Supplies – 0.8%
80,767	Rollins, Inc.	3,807,356

Communications Equipment – 1.3%
14,368	Motorola Solutions, Inc.	6,456,261

Consumer Finance – 1.0%
31,010	Discover Financial Services	4,602,814

Consumer Staples Distribution & Retail – 2.0%
6,144	Costco Wholesale Corp.	5,370,962
77,022	Kroger Co.	4,295,517

		9,666,479

Diversified Telecommunication Services – 0.7%
43,145	Cogent Communications Holdings, Inc.	3,463,249

Electric Utilities – 1.0%
59,547	NextEra Energy, Inc.	4,719,100

Electronic Equipment, Instruments & Components – 4.9%
104,167	Amphenol Corp. Class A	6,981,272
13,840	Badger Meter, Inc.	2,768,692
25,410	CDW Corp.	4,782,924
131,211	Corning, Inc.	6,244,332
11,825	Littelfuse, Inc.	2,892,750

		23,669,970

Energy Equipment & Services – 0.5%
39,517	Archrock, Inc.	791,130
19,156	Atlas Energy Solutions, Inc.	374,883

Shares	Description	Value

Common Stocks – (continued)

Energy Equipment & Services – (continued)
16,029	Kodiak Gas Services, Inc.	$511,005
40,811	USA Compression Partners LP	890,088

		2,567,106

Financial Services – 2.6%
11,903	Mastercard, Inc. Class A	5,946,620
21,720	Visa, Inc. Class A	6,295,542

		12,242,162

Food Products – 1.8%
22,815	Hershey Co.	4,051,488
69,005	Mondelez International, Inc. Class A	4,725,462

		8,776,950

Gas Utilities – 0.1%
29,655	Suburban Propane Partners LP	556,624

Ground Transportation – 0.5%
12,510	Landstar System, Inc.	2,198,883

Health Care Providers & Services – 2.9%
1	CVS Health Corp.	56
10,442	Elevance Health, Inc.	4,236,946
16,621	Humana, Inc.	4,285,392
9,749	UnitedHealth Group, Inc.	5,503,311

		14,025,705

Hotels, Restaurants & Leisure – 2.1%
8,210	Domino’s Pizza, Inc.	3,396,723
26,145	Papa John’s International, Inc.	1,369,737
56,024	Starbucks Corp.	5,473,545

		10,240,005

Independent Power and Renewable Electricity Producers – 0.5%
154,810	AES Corp.	2,552,817

Insurance – 2.2%
22,270	American Financial Group, Inc.	2,871,271
23,525	Marsh & McLennan Cos., Inc.	5,134,096
9,945	Primerica, Inc.	2,752,876

		10,758,243

IT Services – 2.4%
21,285	Accenture PLC Class A	7,339,494
47,310	Amdocs Ltd.	4,151,216

		11,490,710

Life Sciences Tools & Services – 2.1%
20,699	Danaher Corp.	5,084,916
9,320	Thermo Fisher Scientific, Inc.	5,091,703

		10,176,619

Machinery – 1.2%
39,198	Graco, Inc.	3,192,677
31,285	Toro Co.	2,517,817

		5,710,494

Media – 5.8%
274,494	Comcast Corp. Class A	11,987,153

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued) October 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Media – (continued)
202,858	Interpublic Group of Cos., Inc.	$5,964,025
101,320	New York Times Co. Class A	5,657,709
24,410	Nexstar Media Group, Inc.	4,294,207

		27,903,094

Metals & Mining – 1.1%
9,310	Reliance, Inc.	2,665,825
21,634	Steel Dynamics, Inc.	2,823,237

		5,489,062

Multi-Utilities – 0.6%
87,020	NiSource, Inc.	3,059,623

Oil, Gas & Consumable Fuels – 14.5%
41,220	BKV Corp.*	743,609
29,970	Cheniere Energy Partners LP	1,514,983
11,980	Cheniere Energy, Inc.	2,292,732
14,120	Delek Logistics Partners LP	544,608
25,167	DT Midstream, Inc.	2,268,805
31,224	Enbridge, Inc.	1,261,450
570,211	Energy Transfer LP	9,397,077
358,081	EnLink Midstream LLC*	5,313,922
241,478	Enterprise Products Partners LP	6,920,759
56,104	Genesis Energy LP	634,536
12,935	Global Partners LP Class E	605,617
108,888	Hess Midstream LP Class A	3,772,969
4,416	Kinetik Holdings, Inc.	214,927
213,307	MPLX LP	9,475,097
8,202	ONEOK, Inc.	794,610
9,728	Pembina Pipeline Corp.	406,533
410,328	Plains All American Pipeline LP	6,676,037
151,662	Sunoco LP	7,704,430
8,903	Targa Resources Corp.	1,486,445
148,823	Western Midstream Partners LP	5,615,092
34,960	Williams Cos., Inc.	1,830,855

		69,475,093

Personal Products – 1.0%
44,414	Estee Lauder Cos., Inc. Class A	3,061,901
13,000	Interparfums, Inc.	1,573,910

		4,635,811

Pharmaceuticals – 2.4%
6,340	Eli Lilly & Co.	5,260,552
57,730	Perrigo Co. PLC	1,479,620
25,880	Zoetis, Inc.	4,626,826

		11,366,998

Professional Services – 0.5%
35,510	Robert Half, Inc.	2,418,586

Residential REITs – 0.5%
35,580	Equity LifeStyle Properties, Inc.	2,494,870

Semiconductors & Semiconductor Equipment – 9.7%
37,130	Applied Materials, Inc.	6,742,065
8,817	KLA Corp.	5,874,150
85,280	Lam Research Corp.	6,340,568
6,685	Monolithic Power Systems, Inc.	5,075,920

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
61,955	NVIDIA Corp.	$8,225,146
34,402	Power Integrations, Inc.	2,078,913
48,420	Skyworks Solutions, Inc.	4,240,624
37,709	Texas Instruments, Inc.	7,660,960

		46,238,346

Software – 6.6%
15,180	InterDigital, Inc.	2,283,679
12,328	Intuit, Inc.	7,523,779
19,591	Microsoft Corp.	7,960,803
45,061	Oracle Corp.	7,563,038
11,804	Roper Technologies, Inc.	6,347,365

		31,678,664

Specialized REITs – 1.5%
17,904	American Tower Corp.	3,823,220
19,350	Extra Space Storage, Inc.	3,159,855

		6,983,075

Specialty Retail – 4.6%
40,409	Best Buy Co., Inc.	3,654,186
14,466	Home Depot, Inc.	5,695,987
20,272	Lowe’s Cos., Inc.	5,307,818
14,670	Tractor Supply Co.	3,895,032
25,819	Williams-Sonoma, Inc.	3,463,102

		22,016,125

Technology Hardware, Storage & Peripherals – 2.3%
161,791	HP, Inc.	5,746,816
43,655	NetApp, Inc.	5,033,858

		10,780,674

Textiles, Apparel & Luxury Goods – 1.3%
67,105	NIKE, Inc. Class B	5,175,809
16,455	Oxford Industries, Inc.	1,194,962

		6,370,771

Trading Companies & Distributors – 1.8%
64,363	Fastenal Co.	5,031,899
7,617	Watsco, Inc.	3,602,917

		8,634,816

TOTAL COMMON STOCKS (Cost $312,980,295)		$465,981,975

Shares	Dividend Rate	Value

Investment Companies(a) – 2.6%

Goldman Sachs Financial Square Government Fund — Class R6
12,041,915	4.766%	$12,041,915

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Shares	Dividend Rate	Value

Investment Companies(a) – (continued)

Goldman Sachs Financial Square Government Fund — Institutional Shares
270,356	4.766%	$270,356

TOTAL INVESTMENT COMPANIES (Cost $12,312,271)		$12,312,271

TOTAL INVESTMENTS – 99.8% (Cost $325,292,566)		$478,294,246

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		1,002,439

NET ASSETS – 100.0%		$479,296,685

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At October 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	47	12/20/24	$13,485,475	$(1,569)

Investment Abbreviations:
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Statements of Assets and Liabilities October 31, 2024

	Income Builder Fund	Rising Dividend Growth Fund

Assets:

Investments in unaffiliated issuers, at value (cost $1,980,546,132 and $312,980,295, respectively)	$2,167,349,696	$465,981,975
Investments in affiliated issuers, at value (cost $243,505,274 and $12,312,271, respectively)	261,430,604	12,312,271
Cash	27,197,261	494,315
Foreign currencies, at value (cost $1,052,791 and $0, respectively)	1,007,407	—
Unrealized gain on forward foreign currency exchange contracts	477,444	—
Variation margin on swaps contracts	2,184,594	—
Receivables:
Collateral on certain derivative contracts(a)	20,880,563	754,820
Interest and dividends	19,647,916	637,929
Investments sold	5,920,369	—
Fund shares sold	1,632,048	71,376
Foreign tax reclaims	1,280,934	62,143
Reimbursement from investment adviser	39,729	22,823
Securities lending income	3,614	—
Other assets	123,626	42,394

Total assets	2,509,175,805	480,380,046

Liabilities:

Variation margin on futures contracts	1,223,880	266,781
Unrealized loss on forward foreign currency exchange contracts	166,177	—
Written option contracts, at value (premium received $139,638 and $0, respectively)	142,722	—
Payables:
Investments purchased	14,830,373	42,906
Investments purchased on an extended-settlement basis	4,035,000	—
Fund shares redeemed	2,644,250	277,943
Management fees	449,011	139,212
Distribution and Service fees and Transfer Agency fees	236,495	63,621
Due to broker — upfront payment	90,467	—
Accrued expenses	535,525	292,898

Total liabilities	24,353,900	1,083,361

Net Assets:

Paid-in capital	2,283,044,429	295,472,506
Total distributable earnings	201,777,476	183,824,179

NET ASSETS	$2,484,821,905	$479,296,685
Net Assets:
Class A	$671,053,576	$257,940,616
Class C	162,658,945	19,890,718
Institutional	1,098,588,594	118,920,704
Investor	482,623,696	62,963,178
Class R6	43,102,005	6,347,054
Class R	—1,185,129
Class P	26,795,089	12,049,286
Total Net Assets	$2,484,821,905	$479,296,685
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	26,253,597	20,578,309
Class C	6,502,641	1,540,223
Institutional	41,752,304	8,726,242
Investor	18,413,513	4,632,148
Class R6	1,638,654	466,098
Class R	—95,245
Class P	1,018,463	884,029
Net asset value, offering and redemption price per share:(b)
Class A	$25.56	$12.53
Class C	25.01	12.91
Institutional	26.31	13.63
Investor	26.21	13.59
Class R6	26.30	13.62
Class R	—	12.44
Class P	26.31	13.63

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards

Income Builder Fund	$9,071,445	$11,459,118	$350,000
Rising Dividend Growth Fund	754,820	—	—

(b)

Maximum public offering price per share for Class A Shares of the Income Builder and the Rising Dividend Growth Funds is $27.05 and $13.26, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Statements of Operations For the Fiscal Year Ended October 31, 2024

	Income Builder Fund	Rising Dividend Growth Fund

Investment Income:

Interest (net of foreign withholding taxes of $492 and $0, respectively)	$82,558,608	$34,205
Dividends — unaffiliated issuers (net of tax withholding of $563,931 and $7,701, respectively)	23,235,017	8,114,337
Dividends — affiliated issuers	7,771,003	529,446
Securities lending income, net of rebates received or paid to borrowers — unaffiliated issuers	139,062	—

Total investment income	113,703,690	8,677,988

Expenses:

Management fees	11,843,724	3,646,842
Distribution and Service (12b-1) fees(a)	2,868,419	822,618
Transfer Agency fees(a)	1,916,622	578,382
Service fees — Class C	439,124	57,099
Printing and mailing costs	403,505	128,857
Custody, accounting and administrative services	340,453	136,720
Registration fees	161,103	114,471
Professional fees	146,003	142,744
Trustee fees	31,676	27,743
Other	62,079	37,175

Total expenses	18,212,708	5,692,651

Less — expense reductions	(3,118,633)	(1,215,055)

Net expenses	15,094,075	4,477,596

NET INVESTMENT INCOME	98,609,615	4,200,392

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	40,592,186	45,106,920
Futures contracts	16,021,750	2,528,688
Written options	(9,251,636)	—
Swap contracts	6,857,287	—
Forward foreign currency exchange contracts	(362,876)	—
Foreign currency transactions	(271,279)	249
Net change in unrealized gain (loss) on:
Investments — affiliated issuers	4,521,551	—
Investments — unaffiliated issuers	275,206,443	66,306,564
Futures contracts	4,018,503	963,250
Written options	(152,634)	—
Swap contracts	(2,515,235)	—
Forward foreign currency exchange contracts	42,554	—
Foreign currency translation	(5,544)	—

Net realized and unrealized gain	334,701,070	114,905,671

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$433,310,685	$119,106,063

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees

Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Income Builder Fund	$1,551,047	$1,317,372	$—	$744,503	$210,780	$409,886	$530,365	$12,706	$—	$8,382
Rising Dividend Growth Fund	644,797	171,297	6,524	386,879	34,259	46,400	103,040	1,904	1,957	3,943

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Statements of Changes in Net Assets

	Income Builder Fund		Rising Dividend Growth Fund

	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2023	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2023

From operations:

Net investment income	$98,609,615	$99,456,743	$4,200,392	$4,570,385

Net realized gain (loss)	53,585,432	(7,652,021)	47,635,857	46,855,231

Net change in unrealized gain (loss)	281,115,638	(31,990,092)	67,269,814	(32,548,494)

Net increase in net assets resulting from operations	433,310,685	59,814,630	119,106,063	18,877,122

Distributions to shareholders:

From distributable earnings:

Class A Shares	(25,956,929)	(25,025,157)	(18,281,697)	(37,009,107)

Class C Shares	(6,065,716)	(8,386,590)	(1,575,200)	(5,482,663)

Institutional Shares	(44,972,270)	(48,071,340)	(7,821,861)	(15,912,617)

Investor Shares	(19,009,759)	(19,418,894)	(4,849,423)	(9,773,523)

Class R6 Shares	(1,849,294)	(1,887,663)	(443,860)	(525,668)

Class R Shares	—	—	(94,863)	(204,263)

Class P Shares	(1,214,857)	(1,674,317)	(902,309)	(2,194,943)

Return of capital:

Class A Shares	—	(68,487)	—	—

Class C Shares	—	(22,952)	—	—

Institutional Shares	—	(131,557)	—	—

Investor Shares	—	(53,144)	—	—

Class R6 Shares	—	(5,166)	—	—

Class P Shares	—	(4,582)	—	—

Total distributions to shareholders	(99,068,825)	(104,749,849)	(33,969,213)	(71,102,784)

From share transactions:

Proceeds from sales of shares	586,166,745	587,855,935	43,422,301	75,086,284

Reinvestment of distributions	89,726,625	93,973,415	32,254,188	67,611,063

Cost of shares redeemed	(634,710,819)	(792,159,058)	(124,196,446)	(121,791,713)

Net increase (decrease) in net assets resulting from share transactions	41,182,551	(110,329,708)	(48,519,957)	20,905,634

TOTAL INCREASE (DECREASE)	375,424,411	(155,264,927)	36,616,893	(31,320,028)

Net assets:

Beginning of year	2,109,397,494	2,264,662,421	442,679,792	473,999,820

End of year	$2,484,821,905	$2,109,397,494	$479,296,685	$442,679,792

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Year

	Income Builder Fund

	Class A Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$22.04	$22.54	$26.97	$23.40	$23.67

Net investment income(a)	1.00	0.97	0.83	0.81	0.73

Net realized and unrealized gain (loss)	3.55	(0.43)	(3.47)	3.58	(0.21)

Total from investment operations	4.55	0.54	(2.64)	4.39	0.52

Distributions to shareholders from net investment income	(1.03)	(1.04)	(0.86)	(0.82)	(0.76)

Distributions to shareholders from net realized gains	—	—	(0.93)	—	—

Distributions to shareholders from return of capital	—	— (b)	—	—	(0.03)

Total distributions	(1.03)	(1.04)	(1.79)	(0.82)	(0.79)

Net asset value, end of year	$25.56	$22.04	$22.54	$26.97	$23.40

Total return(c)	20.94%	2.30%	(10.34)%	18.90%	2.29%

Net assets, end of year (in 000s)	$671,054	$541,496	$524,002	$505,134	$328,039

Ratio of net expenses to average net assets	0.79%	0.80%	0.79%	0.79%	0.92%

Ratio of total expenses to average net assets	0.93%	0.93%	0.92%	0.92%	0.98%

Ratio of net investment income to average net assets	4.07%	4.18%	3.42%	3.07%	3.15%

Portfolio turnover rate(d)	30%	29%	25%	47%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Income Builder Fund

	Class C Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$21.58	$22.09	$26.47	$22.98	$23.26

Net investment income(a)	0.80	0.78	0.64	0.60	0.55

Net realized and unrealized gain (loss)	3.48	(0.42)	(3.41)	3.51	(0.21)

Total from investment operations	4.28	0.36	(2.77)	4.11	0.34

Distributions to shareholders from net investment income	(0.85)	(0.87)	(0.68)	(0.62)	(0.60)

Distributions to shareholders from net realized gains	—	—	(0.93)	—	—

Distributions to shareholders from return of capital	—	— (b)	—	—	(0.02)

Total distributions	(0.85)	(0.87)	(1.61)	(0.62)	(0.62)

Net asset value, end of year	$25.01	$21.58	$22.09	$26.47	$22.98

Total return(c)	20.00%	1.52%	(10.99)%	18.01%	1.57%

Net assets, end of year (in 000s)	$162,659	$182,505	$243,523	$368,881	$380,590

Ratio of net expenses to average net assets	1.54%	1.55%	1.54%	1.54%	1.67%

Ratio of total expenses to average net assets	1.68%	1.68%	1.67%	1.67%	1.73%

Ratio of net investment income to average net assets	3.34%	3.43%	2.64%	2.32%	2.41%

Portfolio turnover rate(d)	30%	29%	25%	47%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Income Builder Fund

	Institutional Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$22.65	$23.14	$27.64	$23.96	$24.21

Net investment income(a)	1.12	1.07	0.94	0.91	0.84

Net realized and unrealized gain (loss)	3.65	(0.44)	(3.57)	3.67	(0.21)

Total from investment operations	4.77	0.63	(2.63)	4.58	0.63

Distributions to shareholders from net investment income	(1.11)	(1.12)	(0.94)	(0.90)	(0.85)

Distributions to shareholders from net realized gains	—	—	(0.93)	—	—

Distributions to shareholders from return of capital	—	— (b)	—	—	(0.03)

Total distributions	(1.11)	(1.12)	(1.87)	(0.90)	(0.88)

Net asset value, end of year	$26.31	$22.65	$23.14	$27.64	$23.96

Total return(c)	21.32%	2.61%	(10.02)%	19.29%	2.68%

Net assets, end of year (in 000s)	$1,098,589	$921,860	$993,214	$1,061,582	$669,848

Ratio of net expenses to average net assets	0.46%	0.47%	0.46%	0.46%	0.56%

Ratio of total expenses to average net assets	0.60%	0.60%	0.59%	0.59%	0.62%

Ratio of net investment income to average net assets	4.41%	4.51%	3.75%	3.40%	3.52%

Portfolio turnover rate(d)	30%	29%	25%	47%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Income Builder Fund

	Investor Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$22.57	$23.06	$27.55	$23.89	$24.14

Net investment income(a)	1.09	1.05	0.91	0.89	0.81

Net realized and unrealized gain (loss)	3.64	(0.44)	(3.55)	3.65	(0.21)

Total from investment operations	4.73	0.61	(2.64)	4.54	0.60

Distributions to shareholders from net investment income	(1.09)	(1.10)	(0.92)	(0.88)	(0.82)

Distributions to shareholders from net realized gains	—	—	(0.93)	—	—

Distributions to shareholders from return of capital	—	— (b)	—	—	(0.03)

Total distributions	(1.09)	(1.10)	(1.85)	(0.88)	(0.85)

Net asset value, end of year	$26.21	$22.57	$23.06	$27.55	$23.89

Total return(c)	21.27%	2.49%	(10.09)%	19.22%	2.53%

Net assets, end of year (in 000s)	$482,624	$392,480	$421,142	$355,534	$256,919

Ratio of net expenses to average net assets	0.54%	0.55%	0.54%	0.54%	0.67%

Ratio of total expenses to average net assets	0.68%	0.68%	0.67%	0.67%	0.73%

Ratio of net investment income to average net assets	4.33%	4.43%	3.68%	3.32%	3.40%

Portfolio turnover rate(d)	30%	29%	25%	47%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Income Builder Fund

	Class R6 Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$22.65	$23.13	$27.64	$23.95	$24.21

Net investment income(a)	1.12	1.07	0.94	0.92	0.83

Net realized and unrealized gain (loss)	3.64	(0.43)	(3.58)	3.67	(0.21)

Total from investment operations	4.76	0.64	(2.64)	4.59	0.62

Distributions to shareholders from net investment income	(1.11)	(1.12)	(0.94)	(0.90)	(0.85)

Distributions to shareholders from net realized gains	—	—	(0.93)	—	—

Distributions to shareholders from return of capital	—	— (b)	—	—	(0.03)

Total distributions	(1.11)	(1.12)	(1.87)	(0.90)	(0.88)

Net asset value, end of year	$26.30	$22.65	$23.13	$27.64	$23.95

Total return(c)	21.34%	2.62%	(10.05)%	19.35%	2.70%

Net assets, end of year (in 000s)	$43,102	$40,051	$39,187	$25,215	$65,293

Ratio of net expenses to average net assets	0.45%	0.46%	0.45%	0.46%	0.54%

Ratio of total expenses to average net assets	0.59%	0.59%	0.58%	0.58%	0.61%

Ratio of net investment income to average net assets	4.42%	4.52%	3.76%	3.44%	3.51%

Portfolio turnover rate(d)	30%	29%	25%	47%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Income Builder Fund

	Class P Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$22.65	$23.14	$27.64	$23.96	$24.21

Net investment income(a)	1.12	1.08	0.94	0.91	0.84

Net realized and unrealized gain (loss)	3.65	(0.45)	(3.57)	3.68	(0.21)

Total from investment operations	4.77	0.63	(2.63)	4.59	0.63

Distributions to shareholders from net investment income	(1.11)	(1.12)	(0.94)	(0.91)	(0.85)

Distributions to shareholders from net realized gains	—	—	(0.93)	—	—

Distributions to shareholders from return of capital	—	— (b)	—	—	(0.03)

Total distributions	(1.11)	(1.12)	(1.87)	(0.91)	(0.88)

Net asset value, end of year	$26.31	$22.65	$23.14	$27.64	$23.96

Total return(c)	21.39%	2.62%	(10.05)%	19.31%	2.70%

Net assets, end of year (in 000s)	$26,795	$31,006	$43,595	$52,764	$16,404

Ratio of net expenses to average net assets	0.45%	0.46%	0.45%	0.45%	0.55%

Ratio of total expenses to average net assets	0.59%	0.59%	0.58%	0.58%	0.61%

Ratio of net investment income to average net assets	4.42%	4.52%	3.75%	3.38%	3.51%

Portfolio turnover rate(d)	30%	29%	25%	47%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Rising Dividend Growth Fund

	Class A Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$10.52	$11.87	$13.87	$9.81	$11.18

Net investment income(a)	0.09	0.10	0.07	0.05	0.08

Net realized and unrealized gain (loss)	2.78	0.37	(0.71)	4.44	(0.23)

Total from investment operations	2.87	0.47	(0.64)	4.49	(0.15)

Distributions to shareholders from net investment income	(0.18)	(0.48)	(0.19)	(0.39)	(0.24)

Distributions to shareholders from net realized gains	(0.68)	(1.34)	(1.17)	(0.04)	(0.98)

Total distributions	(0.86)	(1.82)	(1.36)	(0.43)	(1.22)

Net asset value, end of year	$12.53	$10.52	$11.87	$13.87	$9.81

Total return(b)	28.26%	3.71%	(4.99)%	46.88%	(1.80)%

Net assets, end of year (in 000s)	$257,941	$228,422	$240,085	$255,730	$167,765

Ratio of net expenses to average net assets	1.01%	1.02%	1.03%	1.03%	1.09%

Ratio of total expenses to average net assets	1.27%	1.28%	1.28%	1.27%	1.29%

Ratio of net investment income to average net assets	0.77%	0.89%	0.55%	0.42%	0.81%

Portfolio turnover rate(c)	42%	45%	50%	38%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Rising Dividend Growth Fund

	Class C Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$10.81	$12.14	$14.13	$9.99	$11.36

Net investment income (loss)(a)	0.01	0.02	(0.02)	(0.03)	—(b)

Net realized and unrealized gain (loss)	2.85	0.37	(0.72)	4.52	(0.23)

Total from investment operations	2.86	0.39	(0.74)	4.49	(0.23)

Distributions to shareholders from net investment income	(0.08)	(0.38)	(0.08)	(0.31)	(0.16)

Distributions to shareholders from net realized gains	(0.68)	(1.34)	(1.17)	(0.04)	(0.98)

Total distributions	(0.76)	(1.72)	(1.25)	(0.35)	(1.14)

Net asset value, end of year	$12.91	$10.81	$12.14	$14.13	$9.99

Total return(c)	27.31%	2.90%	(5.65)%	45.74%	(2.50)%

Net assets, end of year (in 000s)	$19,891	$23,425	$41,110	$75,965	$108,840

Ratio of net expenses to average net assets	1.76%	1.77%	1.78%	1.78%	1.84%

Ratio of total expenses to average net assets	2.02%	2.03%	2.02%	2.03%	2.03%

Ratio of net investment income (loss) to average net assets	0.05%	0.16%	(0.15)%	(0.23)%	0.03%

Portfolio turnover rate(d)	42%	45%	50%	38%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Rising Dividend Growth Fund

	Institutional Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.37	$12.69	$14.72	$10.38	$11.76

Net investment income(a)	0.14	0.15	0.11	0.10	0.12

Net realized and unrealized gain (loss)	3.02	0.38	(0.74)	4.70	(0.24)

Total from investment operations	3.16	0.53	(0.63)	4.80	(0.12)

Distributions to shareholders from net investment income	(0.22)	(0.51)	(0.23)	(0.42)	(0.28)

Distributions to shareholders from net realized gains	(0.68)	(1.34)	(1.17)	(0.04)	(0.98)

Total distributions	(0.90)	(1.85)	(1.40)	(0.46)	(1.26)

Net asset value, end of year	$13.63	$11.37	$12.69	$14.72	$10.38

Total return(b)	28.71%	4.02%	(4.62)%	47.16%	(1.47)%

Net assets, end of year (in 000s)	$118,921	$105,744	$108,367	$130,706	$97,358

Ratio of net expenses to average net assets	0.69%	0.70%	0.72%	0.72%	0.78%

Ratio of total expenses to average net assets	0.91%	0.92%	0.90%	0.90%	0.90%

Ratio of net investment income to average net assets	1.09%	1.21%	0.87%	0.75%	1.10%

Portfolio turnover rate(c)	42%	45%	50%	38%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Rising Dividend Growth Fund

	Investor Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.34	$12.66	$14.69	$10.36	$11.75

Net investment income(a)	0.13	0.14	0.11	0.09	0.11

Net realized and unrealized gain (loss)	3.01	0.38	(0.75)	4.69	(0.25)

Total from investment operations	3.14	0.52	(0.64)	4.78	(0.14)

Distributions to shareholders from net investment income	(0.21)	(0.50)	(0.22)	(0.41)	(0.27)

Distributions to shareholders from net realized gains	(0.68)	(1.34)	(1.17)	(0.04)	(0.98)

Total distributions	(0.89)	(1.84)	(1.39)	(0.45)	(1.25)

Net asset value, end of year	$13.59	$11.34	$12.66	$14.69	$10.36

Total return(b)	28.61%	3.95%	(4.70)%	47.09%	(1.55)%

Net assets, end of year (in 000s)	$62,963	$65,745	$64,950	$71,231	$64,328

Ratio of net expenses to average net assets	0.76%	0.77%	0.78%	0.78%	0.84%

Ratio of total expenses to average net assets	1.02%	1.03%	1.02%	1.02%	1.03%

Ratio of net investment income to average net assets	1.03%	1.15%	0.81%	0.71%	1.04%

Portfolio turnover rate(c)	42%	45%	50%	38%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Rising Dividend Growth Fund

	Class R6 Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.36	$12.68	$14.71	$10.37	$11.76

Net investment income(a)	0.14	0.14	0.11	0.10	0.12

Net realized and unrealized gain (loss)	3.02	0.39	(0.74)	4.70	(0.25)

Total from investment operations	3.16	0.53	(0.63)	4.80	(0.13)

Distributions to shareholders from net investment income	(0.22)	(0.51)	(0.23)	(0.42)	(0.28)

Distributions to shareholders from net realized gains	(0.68)	(1.34)	(1.17)	(0.04)	(0.98)

Total distributions	(0.90)	(1.85)	(1.40)	(0.46)	(1.26)

Net asset value, end of year	$13.62	$11.36	$12.68	$14.71	$10.37

Total return(b)	28.75%	4.03%	(4.62)%	47.22%	(1.47)%

Net assets, end of year (in 000s)	$6,347	$5,831	$2,738	$3,063	$1,868

Ratio of net expenses to average net assets	0.68%	0.69%	0.71%	0.71%	0.76%

Ratio of total expenses to average net assets	0.90%	0.91%	0.89%	0.89%	0.90%

Ratio of net investment income to average net assets	1.10%	1.19%	0.87%	0.75%	1.11%

Portfolio turnover rate(c)	42%	45%	50%	38%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Rising Dividend Growth Fund

	Class R Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$10.45	$11.81	$13.79	$9.76	$11.13

Net investment income(a)	0.06	0.07	0.04	0.02	0.06

Net realized and unrealized gain (loss)	2.76	0.36	(0.69)	4.42	(0.24)

Total from investment operations	2.82	0.43	(0.65)	4.44	(0.18)

Distributions to shareholders from net investment income	(0.15)	(0.45)	(0.16)	(0.37)	(0.21)

Distributions to shareholders from net realized gains	(0.68)	(1.34)	(1.17)	(0.04)	(0.98)

Total distributions	(0.83)	(1.79)	(1.33)	(0.41)	(1.19)

Net asset value, end of year	$12.44	$10.45	$11.81	$13.79	$9.76

Total return(b)	27.94%	3.41%	(5.10)%	46.38%	(2.01)%

Net assets, end of year (in 000s)	$1,185	$1,198	$1,346	$1,357	$1,131

Ratio of net expenses to average net assets	1.26%	1.27%	1.28%	1.28%	1.35%

Ratio of total expenses to average net assets	1.52%	1.53%	1.52%	1.52%	1.53%

Ratio of net investment income to average net assets	0.54%	0.63%	0.31%	0.19%	0.57%

Portfolio turnover rate(c)	42%	45%	50%	38%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Rising Dividend Growth Fund

	Class P Shares

	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.37	$12.69	$14.72	$10.38	$11.76

Net investment income(a)	0.14	0.15	0.11	0.09	0.12

Net realized and unrealized gain (loss)	3.02	0.38	(0.74)	4.71	(0.24)

Total from investment operations	3.16	0.53	(0.63)	4.80	(0.12)

Distributions to shareholders from net investment income	(0.22)	(0.51)	(0.23)	(0.42)	(0.28)

Distributions to shareholders from net realized gains	(0.68)	(1.34)	(1.17)	(0.04)	(0.98)

Total distributions	(0.90)	(1.85)	(1.40)	(0.46)	(1.26)

Net asset value, end of year	$13.63	$11.37	$12.69	$14.72	$10.38

Total return(b)	28.72%	4.02%	(4.62)%	47.17%	(1.46)%

Net assets, end of year (in 000s)	$12,049	$12,316	$15,404	$14,747	$7,791

Ratio of net expenses to average net assets	0.68%	0.69%	0.71%	0.71%	0.77%

Ratio of total expenses to average net assets	0.90%	0.91%	0.90%	0.89%	0.89%

Ratio of net investment income to average net assets	1.12%	1.22%	0.87%	0.70%	1.10%

Portfolio turnover rate(c)	42%	45%	50%	38%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements October 31, 2024

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Income Builder Fund	A, C, Institutional, Investor, R6 and P	Diversified

Goldman Sachs Rising Dividend Growth Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00% which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. A Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income.

40

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Income Builder Fund	Monthly	Annually

Rising Dividend Growth Fund	Quarterly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

41

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) October 31, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

42

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Income Builder Fund may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. The Fund is obligated to fund these commitments at the borrower’s discretion. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

43

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) October 31, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

44

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of October 31, 2024:

INCOME BUILDER FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$1,139,969,291	$—

Bank Loans	—	103,708,590	3,841,875

Sovereign Debt Obligations	—	10,574,271	—

Mortgage-Backed Obligations	—	93,394	—

Common Stock and/or Other Equity Investments(a)

Asia	23,695,456	30,423	—

Europe	157,735,580	1,046,748	—

North America	695,271,448	—	195

South America	15,928,493	—	—

Preferred Stocks	—	8,847,252	—

Warrants	—	66,840	195

Exchange Traded Funds	91,992,540	—	—

Investment Companies	175,977,709	—	—

Total	$1,160,601,226	$1,264,336,809	$3,842,265

Derivative Type

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$477,444	$—

Futures Contracts	5,092,381	—	—

Interest Rate Swap Contracts	—	935,298	—

Total	$5,092,381	$1,412,742	$—

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(166,177)	$—

Futures Contracts(b)	(10,289,298)	—	—

Interest Rate Swap Contracts(b)	—	(10,039,197)	—

Written Option Contracts	—	(142,722)	—

Total	$(10,289,298)	$(10,348,096)	$—

RISING DIVIDEND GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$8,819,114	$—	$—

North America	457,162,861	—	—

Investment Companies	12,312,271	—	—

Total	$478,294,246	$—	$—

45

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) October 31, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

RISING DIVIDEND GROWTH FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(b)

Futures Contracts	$(1,569)	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of October 31, 2024. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Income Builder Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$477,444		Payable for unrealized loss on forward foreign currency exchange contracts	$(166,177)

Equity	Variation margin on futures contracts	1,076,147	(a)	Variation margin on futures contracts	(214,744	)(a)

Interest rate	Variation margin on swap contracts; Variation margin on futures contracts	4,951,532	(a)	Variation margin on swap contracts; Variation margin on futures contracts and written options	(20,256,473	)(a)

Total		$6,505,123			$(20,637,394)

Rising Dividend Growth Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Equity		$—		Variation margin on futures contracts	$(1,569	)(a)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended October 31, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and

46

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Income Builder Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net unrealized gain on forward foreign currency exchange contracts	$ (362,876)	$ 42,554

Equity	Net realized gain from futures, swap contracts, purchased and written options/Net unrealized gain on futures, swap contracts and written options	4,200,557	3,713,185

Interest rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain on futures contracts and swap contracts	9,426,844	(2,362,551)

Total		$13,264,525	$ 1,393,188

Rising Dividend Growth Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net unrealized gain(loss) on futures contracts	$2,528,688	$963,250

For the fiscal year ended October 31, 2024, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Written Options

Income Builder Fund	3,555	$51,182,131	$333,785,504	16,520

Rising Dividend Growth Fund	51	—	—	—

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swaptions, swap agreements, purchased and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the fiscal year ended October 31, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

47

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) October 31, 2024

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the fiscal year ended October 31, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Income Builder Fund	0.54%	0.49%	0.46%	0.45%	0.44%	0.51%	0.42*%

Rising Dividend Growth Fund	0.75	0.68	0.64	0.63	0.62	0.75	0.65**

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
*

The Investment Adviser agreed to waive a portion of the Management Fee so that the net management fee will not exceed 0.44% as an annual percentage rate of the Fund’s average net assets. This management fee waiver arrangement will remain in effect through at least February 28, 2025, and prior to such date, GSAM may not terminate the arrangement without the approval of the Board of Trustees.

**

The Investment Adviser agreed to waive a portion of the Management Fee so that the net management fee will not exceed 0.65% as an annual percentage rate of the Fund’s average net assets. This management fee waiver arrangement will remain in effect through at least February 28, 2025, and prior to such date, GSAM may not terminate the arrangement without the approval of the Board of Trustees.

Both the Funds invest in Institutional Shares and Class R6 Shares of the Goldman Sachs Financial Square Government Fund and Income Builder Fund invests in Class R6 Shares of the Goldman Sachs MLP Energy Infrastructure and Goldman Sachs NASDAQ 100 Core Premium Income ETF Funds, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by each applicable Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which each Fund invests. For the fiscal year ended October 31, 2024, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Income Builder Fund	$477,935

Rising Dividend Growth Fund	16,490

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

Fund	Class A*	Class C	Class R*

Income Builder Fund	0.25%	0.75%	—%

Rising Dividend Growth Fund	0.25	0.75	0.50

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended October 31, 2024, Goldman Sachs retained the following amounts:

Front End Sales Charge

Fund	Class A

Income Builder Fund	$73,226

Rising Dividend Growth Fund	8,352

D. Service Plan — The Trust, on behalf of each applicable Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C and Investor Shares of the Income Builder Fund; 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares of the Rising Dividend Growth Fund; 0.03% of the average daily net assets of Class R6 and P Shares of each Fund; and 0.04% of the average daily net assets of Institutional Shares of each Fund.

Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.04% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares, as applicable, of the Rising Dividend Growth Fund through at least February 28, 2025, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Income Builder and Rising Dividend Growth Funds are 0.004% and 0.004%, respectively. These Other Expense limitations will remain in place through at least February 28, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended October 31, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Income Builder Fund	$2,045,053	$ 6,417	$1,067,163	$3,118,633

Rising Dividend Growth Fund	502,736	141,108	571,211	1,215,055

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) October 31, 2024

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G. Line of Credit Facility — As of October 31, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended October 31, 2024, the Funds did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

H. Other Transactions with Affiliates — For the fiscal year ended October 31, 2024, Goldman Sachs earned $46,790 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Income Builder Fund.

The table below shows the transactions in and earnings from investments in the Underlying Funds for the fiscal year ended October 31, 2024:

Fund	Underlying Fund	Beginning Value as of October 31, 2023	Purchases at Cost	Proceeds from Sales	Change In Unrealized Gain (Loss)	Ending Value as of October 31, 2024	Shares as of October 31, 2024	Dividend Income

Income Builder Fund	Goldman Sachs Financial Square Government Fund — Class R6	$8,740,276	$339,372,486	$(328,346,795)	$—	$19,765,967	19,765,967	$1,041,152

	Goldman Sachs Financial Square Government Fund — Institutional Shares	17,500,773	469,461,076	(365,945,885)	—	121,015,964	121,015,964	2,123,889

	Goldman Sachs MLP Energy Infrastructure Fund — Class R6	28,040,584	2,205,079	—	4,950,115	35,195,778	950,467	2,205,079

	Goldman Sachs Nasdaq-100 Core Premium Income ETF	—	85,881,459	—	(428,564)	85,452,895	1,805,470	2,400,883

Rising Dividend Growth Fund	Goldman Sachs Financial Square Government Fund — Class R6	13,320,035	117,814,839	(119,092,959)	—	12,041,915	12,041,915	508,181

	Goldman Sachs Financial Square Government Fund — Institutional Shares	278,047	9,219,699	(9,227,390)	—	270,356	270,356	21,265

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended October 31, 2024, were as follows:

Fund	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

Income Builder Fund	$662,043,380	$722,738,757

Rising Dividend Growth Fund	200,106,947	268,028,359

50

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

7. SECURITIES LENDING

The Income Builder Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Rising Dividend Growth Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will and BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk.

The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of October 31, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

The Income Builder Fund and BNYM received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Funds for the fiscal year ended October 31, 2024, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Fund’s investment in the Government Money Market Fund for the fiscal year ended October 31, 2024:

Fund	Beginning Value as of October 31, 2023	Purchases at cost	Proceeds from Sales	Ending Value as of October 31, 2024

Income Builder Fund	$104,950	$98,905,524	$(99,010,474)	$—

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) October 31, 2024

8. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2024 was as follows:

	Income Builder Fund	Rising Dividend Growth Fund

Distributions paid from:

Ordinary income	$98,455,815	$ 7,259,738

Net long-term capital gains	613,010	26,709,475

Total taxable distributions	$99,068,825	$33,969,213

The tax character of distributions paid during the fiscal year ended October 31, 2023 was as follows:

	Income Builder Fund	Rising Dividend Growth Fund

Distributions paid from:

Ordinary income	$104,463,961	$29,513,224

Net long-term capital gains	—	41,589,560

Total taxable distributions	$104,463,961	$71,102,784

Tax return of capital	$ 285,888	$ —

As of October 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	Income Builder Fund	Rising Dividend Growth Fund

Undistributed ordinary income — net	$ —	$ 14,832,104

Undistributed long-term capital gains	11,840,365	34,334,623

Total Undistributed Earnings	$ 11,840,365	$ 49,166,727

Capital loss carryforwards(1):

Timing differences (Open MBS Amortization - Pre-Election/Defaulted Bonds/Straddle Loss Deferral)	$ (118,281)	$ —

Unrealized gains (loss) — net	190,055,392	134,657,452

Total accumulated earnings (loss) net	$201,777,476	$183,824,179

(1)	The Income Builder Fund utilized $44,701,411 of capital losses in the current fiscal year.

As of October 31, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Income Builder Fund	Rising Dividend Growth Fund

Tax Cost	$2,224,684,161	$343,635,225

Gross unrealized gain	270,347,395	146,045,062

Gross unrealized loss	(80,292,003)	(11,387,610)

Net unrealized gain	$ 190,055,392	$134,657,452

52

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

8. TAX INFORMATION (continued)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, material modification of debt securities, and market discount accretion and premium amortization and differences in the tax treatment of partnership investments.

The Income Builder and Rising Dividend Growth Funds reclassed $678,890 and $105,071, respectively, from paid-in capital to distributable earnings for the year ending October 31, 2024. In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds and result primarily from differences in the tax treatment of paydown gains and losses and partnership investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Energy Sector Risk — The Underlying MLP Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, business, social, political, environmental, regulatory or other developments affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs, energy infrastructure companies, and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; increased governmental or environmental regulation; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; declines in domestic or foreign production; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Energy companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas), which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

53

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) October 31, 2024

9. OTHER RISKS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or

54

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

9. OTHER RISKS (continued)

contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Other Investments Risk — By investing in pooled investment vehicles (including investment companies and ETFs), partnerships and REITs indirectly through the Fund, investors will incur a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Fund (including operating costs and investment management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests therein.

REIT Risk — Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

55

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) October 31, 2024

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Income Builder Fund

	For the Fiscal Year Ended October 31, 2024		For the Fiscal Year Ended October 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	6,416,789	$159,267,163	6,284,421	$145,538,546

Reinvestment of distributions	943,354	23,369,388	976,063	22,453,866

Shares redeemed	(5,679,352)	(139,863,949)	(5,937,056)	(137,177,274)

	1,680,791	42,772,602	1,323,428	30,815,138

Class C Shares

Shares sold	700,149	16,898,684	1,268,520	28,776,292

Reinvestment of distributions	241,750	5,849,651	359,858	8,117,740

Shares redeemed	(2,895,077)	(69,662,652)	(4,195,252)	(95,041,927)

	(1,953,178)	(46,914,317)	(2,566,874)	(58,147,895)

Institutional Shares

Shares sold	9,590,638	243,959,103	10,150,095	241,981,773

Reinvestment of distributions	1,510,564	38,495,957	1,709,722	40,427,482

Shares redeemed	(10,040,283)	(252,435,228)	(14,089,963)	(333,770,466)

	1,060,919	30,019,832	(2,230,146)	(51,361,211)

Investor Shares

Shares sold	5,928,131	151,809,088	6,601,610	156,843,691

Reinvestment of distributions	748,869	19,007,622	826,651	19,470,873

Shares redeemed	(5,651,741)	(143,645,451)	(8,303,137)	(197,593,917)

	1,025,259	27,171,259	(874,876)	(21,279,353)

Class R6 Shares

Shares sold	456,858	11,637,785	516,748	12,291,469

Reinvestment of distributions	70,328	1,789,150	77,227	1,824,555

Shares redeemed	(656,997)	(16,595,051)	(519,488)	(12,372,105)

	(129,811)	(3,168,116)	74,487	1,743,919

Class P Shares

Shares sold	102,147	2,594,922	103,382	2,424,164

Reinvestment of distributions	47,804	1,214,857	71,002	1,678,899

Shares redeemed	(500,252)	(12,508,488)	(689,731)	(16,203,369)

	(350,301)	(8,698,709)	(515,347)	(12,100,306)

NET INCREASE (DECREASE)	1,333,679	$41,182,551	(4,789,328)	$(110,329,708)

57

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) October 31, 2024

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Rising Dividend Growth Fund

	For the Fiscal Year Ended October 31, 2024		For the Fiscal Year Ended October 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,421,161	$16,740,169	2,574,820	$28,406,557

Reinvestment of distributions	1,483,628	16,838,225	3,079,478	34,077,928

Shares redeemed	(4,032,084)	(48,005,773)	(4,167,386)	(46,472,959)

	(1,127,295)	(14,427,379)	1,486,912	16,011,526

Class C Shares

Shares sold	158,357	1,948,031	321,089	3,653,376

Reinvestment of distributions	136,025	1,572,092	481,266	5,465,976

Shares redeemed	(920,256)	(11,286,066)	(2,022,802)	(22,756,374)

	(625,874)	(7,765,943)	(1,220,447)	(13,637,022)

Institutional Shares

Shares sold	1,065,418	13,703,716	1,918,677	22,797,525

Reinvestment of distributions	611,239	7,557,278	1,289,881	15,376,979

Shares redeemed	(2,249,292)	(28,739,636)	(2,450,303)	(29,543,264)

	(572,635)	(7,478,642)	758,255	8,631,240

Investor Shares

Shares sold	640,820	8,129,852	1,163,836	13,855,691

Reinvestment of distributions	394,027	4,848,069	821,538	9,770,714

Shares redeemed	(2,198,160)	(28,316,907)	(1,319,182)	(15,734,805)

	(1,163,313)	(15,338,986)	666,192	7,891,600

Class R6 Shares

Shares sold	76,419	989,911	471,388	5,609,148

Reinvestment of distributions	35,950	443,859	44,152	525,668

Shares redeemed	(159,385)	(2,042,227)	(218,326)	(2,547,304)

	(47,016)	(608,457)	297,214	3,587,512

Class R Shares

Shares sold	15,218	179,337	24,490	274,210

Reinvestment of distributions	8,225	92,356	18,087	198,856

Shares redeemed	(42,793)	(506,693)	(41,950)	(444,360)

	(19,350)	(235,000)	627	28,706

Class P Shares

Shares sold	137,145	1,731,285	39,760	489,777

Reinvestment of distributions	73,047	902,309	184,084	2,194,942

Shares redeemed	(408,984)	(5,299,144)	(354,885)	(4,292,647)

	(198,792)	(2,665,550)	(131,041)	(1,607,928)

NET INCREASE (DECREASE)	(3,754,275)	$(48,519,957)	1,857,712	$20,905,634

58

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Income Builder Fund and Goldman Sachs Rising Dividend Growth Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Income Builder Fund and Goldman Sachs Rising Dividend Growth Fund (two of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

December 20, 2024

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

59

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Income Builder Fund and Goldman Sachs Rising Dividend Growth Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending (with respect to the Rising Dividend Growth Fund), portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(l)

information regarding commissions paid by the Fund and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2023, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2024. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. In

61

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the Rising Dividend Growth Fund’s portfolio management team to continue to enhance the investment models used in managing the Fund.

The Trustees observed that the Rising Dividend Growth Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-year period, in the third quartile for the five-year period, and in the fourth quartile for the one- and ten-year periods, and had outperformed the Fund’s benchmark index for the three-year period and underperformed for the one-, five-, and ten-year periods ended March 31, 2024. They noted that the Investment Adviser’s Quantitative Investment Strategies Team manages a portion of the Rising Dividend Growth Fund’s portfolio (the “10/10 Strategy”) and that they had approved the re-assignment of the portion of the Fund’s portfolio that invests in energy infrastructure companies (the “Energy Infrastructure Strategy”) from the Fund’s former sub-adviser to the Investment Adviser’s Energy and Infrastructure Team in 2020. The Trustees observed that the Investment Adviser’s Multi-Asset Solutions team manages allocations between the “10/10 Strategy” and the Energy Infrastructure Strategy. They noted that the Rising Dividend Growth Fund’s peer group (Large Blend) and benchmark (the S&P 500 Index) were broad-based, whereas the Fund focused on dividend-paying stocks. The Trustees recalled that the Rising Dividend Growth Fund’s predecessor had commenced operations in March 2004 and had been reorganized into the Fund as a series of the Trust in February 2012. The Trustees observed that the Income Builder Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the five-year period and underperformed for the one-, three-, and ten-year periods ended March 31, 2024. They noted that the Income Builder Fund had experienced certain portfolio management changes in 2022.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

62

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

	Income Builder	Rising Dividend
Average Daily Net Assets	Fund	Growth Fund

First $1 billion	0.54%	0.75%

Next $1 billion	0.49	0.68

Next $3 billion	0.46	0.64

Next $3 billion	0.45	0.63

Over $8 billion	0.44	0.62

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee and to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the transfer agency fees paid by the Rising Dividend Growth Fund’s Class A, Class C, Investor and Class R Shares. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Income Builder Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Funds; (d) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for the Rising Dividend Growth Fund (and fees earned by the Investment Adviser for managing the fund in which the Funds’ securities lending cash collateral is invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the

63

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Rising Dividend Growth Fund’s ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2025.

64

Goldman Sachs Trust – Dividend Focus Funds - Tax Information (Unaudited)

For the year ended October 31, 2024, 18.08% and 34.64% of the dividends paid from net investment company taxable income by the Income Builder Fund and Rising Dividend Growth Fund, respectively, qualify for the dividends received deduction available to corporations.

For the year ended October 31, 2024, 26.83% and 56.45% of the dividends paid from net investment company taxable income by the Income Builder Fund and Rising Dividend Growth Fund, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Income Builder Fund and Rising Dividend Growth Fund designate $613,010 and $26,709,475, or if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended October 31, 2024.

For the year ended October 31, 2024, 1.29% and 2.38% of the dividends paid from net investment company taxable income by the Income Builder Fund and Rising Dividend Growth Fund, respectively, qualify as section 199A dividends.

During the fiscal year ended October 31, 2024, the Rising Dividend Growth Fund designates $1,175,772 as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

For the fiscal year ended October 31, 2024, the Income Builder Fund designates 74.37% of the dividends paid from net investment company taxable income as section 163(j) Interest Dividends.

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener PaulC.Wirth GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2024 Goldman Sachs. All rights reserved. DIVFOAR-24

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	January 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	January 3, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	January 3, 2025